UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04417

(Investment Company Act file number)

Shelton Funds

(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550
Denver, CO 80202

(Address of principal executive offices)(Zip code)

Stephen C. Rogers

Shelton Funds

1125 17th St, Suite 2250

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024 - August 31, 2025

Item 1. Reports to Stockholders.

(a)

Green California Tax-Free Income Fund Tailored Shareholder Report

Annual Shareholder Report August 31, 2025 Green California Tax-Free Income Fund Investor Class Shares Ticker: CFNTX

This annual shareholder report contains important information about the Green California Tax-Free Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green California Tax-Free Income Fund, Investor Class	$82	0.81%

What affected the Fund's performance this period?

• The 0.08% return on the Fund’s broad-based securities market index, the Bloomberg US Municipal Index (Ticker: LMBITR), for the year ended 8/31/25 underperformed The Bloomberg US Treasury Index (Ticker: LUATTRUU) return of 2.42%.

• Municipal bond (“Muni”) index yields largely tracked the trajectory of the yields on the U.S. 10-Year Treasury (“UST”) bond from the beginning of the fiscal year through to April 1, 2025, with more modest peaks and troughs.

• The Muni market was widely disrupted after Liberation Day. After briefly benefiting from the UST market’s flight to safety, Muni bond yields rose rapidly and ultimately converged with UST yields. The month of April showed 81 basis points of index losses alone.

• After the April volatility, risk markets recovered.Steady positive Fund performance followed suit through to the end of the fiscal year. Although positive, the broader Municipal Bond Index returns were also affected by heavy supply and weaker seasonal patterns, limiting the strength of the recovery vs other risk assets.

• The Green CA Tax-free Income Fund’s returns trailed the Bloomberg US Municipal Index due primarily to the Fund being shorter duration, which hurt returns after the volatile April period, and a higher credit quality portfolio which didn’t participate in the risk-on rebound across most asset classes.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Green California Tax-Free Income Fund, Investor Class
Bloomberg U.S. Municipal Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
Green California Tax-Free Income Fund, Investor Class	-1.41%	-0.43%	1.03%
Bloomberg U.S. Municipal Index	0.08%	0.40%	2.18%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Green California Tax-Free Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
California Educational Facilities Authority	4.7%
San Jose Financing Authority	4.6%
San Diego Public Facilities Financing Authority	4.6%
City of Los Angeles CA Wastewater System Revenue	4.6%
Milpitas Unified School District	4.4%
William S Hart Union High School District	4.3%
Foothill-De Anza Community College District	4.3%
San Mateo Foster City Public Financing Authority	4.1%
Santa Maria Joint Union High School District	4.1%
San Francisco Bay Area Rapid Transit District	4.0%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$33,562,336
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$175,786
Portfolio Turnover Rate	40%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

U.S. Government Securities Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 U.S. Government Securities Fund Investor Class Shares Ticker: CAUSX

This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, Investor Class	$77	0.76%

What affected the Fund's performance this period?

• The US Government Bond market continued its volatile trend since the spike in inflation during 2022.This fiscal year was no exception. Diverging sentiments and evolving positioning based on predicting possible Federal Open Market Committee ("FOMC") Federal Fund cuts, understanding GDP growth drivers and digesting the new Administration’s policies and their effects on employment and inflation, caused the US 10-Year to rise +33bps from 3.90% at 8/30/24 to 4.23% on 8/31/25.

• The start of the fiscal year began with a steady decline in yields down to a trough of 3.62% on 9/16/24 - one day prior to the September FOMC meeting. The market priced-in the start of the Fed’s rate cutting cycle, which began with a-50 basis point cut at the FOMC meeting on September 17th.Despite the Fed cutting again during both of their November and December meetings for a total of-100bps in cuts, to a range of 4.25-4.50%, yields moved rapidly higher, culminating with the annual peak of yields at 4.79% on1/14/25.This re-pricing was in response to the incoming Administration’s proposed policies with market participants debating their impacts on growth, employment and inflation.

• Another pivotal point for volatility was around Liberation Day. The announcement of proposed tariffs sparked an immediate flight to safety with US 10-Year Treasuries falling from 4.17% at the close on April 1, 2025 to 4.00% on April 4th. As the implementation was delayed and bartering amongst countries began, yields climbed +49bps over the course of the following week before changing course to end the month of April at 4.16%, essentially unchanged.

• The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. The 5-year point remained unchanged, whilst the short-end of the curve plummeted, and the long-end of the curve rose.

o 3-Month UST Bill yields fell -97bps

o 30-Year UST Bond yields rose +73bps

• The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +2.42% for the year ending 8/31/25.

• The Fund returned +0.79% for the period. The portfolio’s higher yield vs. the Bloomberg US Treasury Index was not enough to compensate for the greater term premium investors demanded for buying the long end of the curve. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on 20- and 30-year as longer dated bonds, was a drag on returns, causing underperformance for the fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

U.S. Government Securities Fund, Investor Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Treasury Index
$13,000
$12,000
$11,000
$10,000
$9,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
U.S. Government Securities Fund, Investor Class	0.79%	-1.16%	0.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.18%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

U.S. Government Securities Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

US Treasury Bonds
97.7%
GNMA
1.5%
US Treasury Bills
0.8%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 03/15/2028	13.6%
United States Treasury Note/Bond, 11/15/2041	10.3%
United States Treasury Note/Bond, 04/30/2032	9.1%
United States Treasury Note/Bond, 11/15/2054	8.8%
United States Treasury Note/Bond, 09/30/2029	7.5%
United States Treasury Note/Bond, 08/15/2034	7.4%
United States Treasury Note/Bond, 05/18/2041	6.5%
United States Treasury Note/Bond, 03/31/2027	6.5%
United States Treasury Note/Bond, 10/31/2030	6.3%
United States Treasury Note/Bond, 02/15/2026	6.1%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$13,324,404
Total Number of Portfolio Holdings	19
Total Advisory Fees Paid	$15,277
Portfolio Turnover Rate	52%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

U.S. Government Securities Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 U.S. Government Securities Fund K Class Shares Ticker: CAUKX

This annual shareholder report contains important information about the U.S. Government Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Government Securities Fund, K Class	$128	1.26%

What affected the Fund's performance this period?

• The US Government Bond market continued its volatile trend since the spike in inflation during 2022.This fiscal year was no exception. Diverging sentiments and evolving positioning based on predicting possible Federal Open Market Committee ("FOMC") Federal Fund cuts, understanding GDP growth drivers and digesting the new Administration’s policies and their effects on employment and inflation, caused the US 10-Year to rise +33bps from 3.90% at 8/30/24 to 4.23% on 8/31/25.

• The start of the fiscal year began with a steady decline in yields down to a trough of 3.62% on 9/16/24 - one day prior to the September FOMC meeting. The market priced-in the start of the Fed’s rate cutting cycle, which began with a-50 basis point cut at the FOMC meeting on September 17th.Despite the Fed cutting again during both of their November and December meetings for a total of-100bps in cuts, to a range of 4.25-4.50%, yields moved rapidly higher, culminating with the annual peak of yields at 4.79% on1/14/25.This re-pricing was in response to the incoming Administration’s proposed policies with market participants debating their impacts on growth, employment and inflation.

• Another pivotal point for volatility was around Liberation Day. The announcement of proposed tariffs sparked an immediate flight to safety with US 10-Year Treasuries falling from 4.17% at the close on April 1, 2025 to 4.00% on April 4th. As the implementation was delayed and bartering amongst countries began, yields climbed +49bps over the course of the following week before changing course to end the month of April at 4.16%, essentially unchanged.

• The shape of the US Treasury curve changed quite dramatically over the course of the fiscal year. The 5-year point remained unchanged, whilst the short-end of the curve plummeted, and the long-end of the curve rose.

o 3-Month UST Bill yields fell -97bps

o 30-Year UST Bond yields rose +73bps

• The result of this volatility produced coupon-less type of returns for the Bloomberg US Treasury Index (Ticker: LUATTRUU) of +2.42% for the year ending 8/31/25.

• The Fund returned +0.27% for the period. The portfolio’s higher yield vs. the Bloomberg US Treasury Index was not enough to compensate for the greater term premium investors demanded for buying the long end of the curve. Since longer dated bonds are more sensitive to interest rate moves than short-dated bonds, the Fund’s overweight positioning, concentrated on 20- and 30-year as longer dated bonds, was a drag on returns, causing underperformance for the fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

U.S. Government Securities Fund, K Class
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Treasury Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 years	10 Years
U.S. Government Securities Fund, K Class	0.27%	-1.65%	0.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Index	2.42%	-1.47%	1.18%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

U.S. Government Securities Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Note/Bond, 03/15/2028	13.6%
United States Treasury Note/Bond, 11/15/2041	10.3%
United States Treasury Note/Bond, 04/30/2032	9.1%
United States Treasury Note/Bond, 11/15/2054	8.8%
United States Treasury Note/Bond, 09/30/2029	7.5%
United States Treasury Note/Bond, 08/15/2034	7.4%
United States Treasury Note/Bond, 05/18/2041	6.5%
United States Treasury Note/Bond, 03/31/2027	6.5%
United States Treasury Note/Bond, 10/31/2030	6.3%
United States Treasury Note/Bond, 02/15/2026	6.1%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$142,004
Total Number of Portfolio Holdings	19
Total Advisory Fees Paid	$152
Portfolio Turnover Rate	52%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

The United States Treasury Trust Tailored Shareholder Report

annual Shareholder Report August 31, 2025 The United States Treasury Trust Investor Class Shares Ticker: UTSXX

This annual shareholder report contains important information about the The United States Treasury Trust for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The United States Treasury Trust, Investor Class	$90	0.88%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$25,970,927
Total Number of Portfolio Holdings	9
Total Advisory Fees Paid	$128,103

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill, 10/02/25	19.2%
United States Treasury Bill, 09/04/25	17.7%
United States Treasury Bill, 11/20/25	13.7%
United States Treasury Bill, 10/21/25	10.3%
United States Treasury Bill, 10/28/25	8.4%
United States Treasury Bill, 09/09/25	8.1%
United States Treasury Bill, 10/16/25	7.7%
United States Treasury Bill, 12/11/25	7.6%
United States Treasury Bill, 11/04/25	7.3%

S&P 500 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 S&P 500 Index Fund Investor Class Shares Ticker: SPFIX

This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Investor Class	$43	0.42%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P 500 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining over 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 37% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 34%, led by the Media & Entertainment industry which returned over 35%.

• Contrarily, the GICS Health Care sector, detracted the most from the fund’s total return, down more than 11%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 12% for the year. Additionally, the Materials industry, within the Materials sector, had a positive return of less than 1%, which lagged behind the other sectors with positive returns.

• In terms of specific stock holdings, Nvidia, Microsoft, Broadcom, and Meta were the top four contributors to the total return of the fund, gaining over 45%, 22%, 84%, and 42%, respectively. Conversely, the top four detractors were Unitedhealthcare Group, Eli Lilly & Co, Adobe, and Merck & Co, which lost more than 46%, 23%, 37%, and 26%, respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P 500 Index Fund, Investor Class
S&P 500 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
S&P 500 Index Fund, Investor Class	15.40%	14.27%	14.19%
S&P 500 Index	15.85%	14.73%	14.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Technology
31.7%
Communications
16.1%
Financial
14.7%
Consumer, Non-cyclical
14.1%
Consumer, Cyclical
8.1%
Industrial
7.4%
Energy
3.1%
Utilities
2.4%
Basic Materials
1.5%
US Treasury Bills
0.9%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.7%
Microsoft Corp	6.8%
Apple Inc	6.3%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Broadcom Inc	2.5%
Alphabet Inc - Class A	2.2%
Alphabet Inc - Class C	1.8%
Tesla Inc	1.7%
Berkshire Hathaway Inc	1.7%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$297,934,113
Total Number of Portfolio Holdings	502
Total Advisory Fees Paid	$705,307
Portfolio Turnover Rate	10%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P 500 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 S&P 500 Index Fund K Class Shares Ticker: SPXKX

This annual shareholder report contains important information about the S&P 500 Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, K Class	$94	0.92%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P 500 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining over 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 37% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 34%, led by the Media & Entertainment industry which returned over 35%.

• Contrarily, the GICS Health Care sector, detracted the most from the fund’s total return, down more than 11%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 12% for the year. Additionally, the Materials industry, within the Materials sector, had a positive return of less than 1%, which lagged behind the other sectors with positive returns.

• In terms of specific stock holdings, Nvidia, Microsoft, Broadcom, and Meta were the top four contributors to the total return of the fund, gaining over 45%, 22%, 84%, and 42%, respectively. Conversely, the top four detractors were Unitedhealthcare Group, Eli Lilly & Co, Adobe, and Merck & Co, which lost more than 46%, 23%, 37%, and 26%, respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P 500 Index Fund, K Class
S&P 500 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
S&P 500 Index Fund, K Class	14.82%	13.70%	13.62%
S&P 500 Index	15.85%	14.73%	14.58%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	7.7%
Microsoft Corp	6.8%
Apple Inc	6.3%
Amazon.com Inc	3.9%
Meta Platforms Inc	2.9%
Broadcom Inc	2.5%
Alphabet Inc - Class A	2.2%
Alphabet Inc - Class C	1.8%
Tesla Inc	1.7%
Berkshire Hathaway Inc	1.7%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$2,421,630
Total Number of Portfolio Holdings	502
Total Advisory Fees Paid	$5,156
Portfolio Turnover Rate	10%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P MidCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 S&P MidCap Index Fund Investor Class Shares Ticker: SPMIX

This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, Investor Class	$64	0.63%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P MidCap 400 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 11%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 15%, led by the Financial Services industry which returned over 21%.

• Contrarily, the GICS Health Care sector detracted the most from the fund’s toral return, down more than 12%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 20%. Additionally, the Real Estate Sector also detracted from performance, gaining less than 1% for the year, led by REITS, which lost less than 1%.

• In terms of specific stock holdings, Texas Pacific Land Corp, Interactive Brokers, Comfort Systems USA, and Emcor Group were the top four contributors to the total return of the fund, gaining over 7%, 94%, 99%, and 58%, respectively. Conversely, the top four detractors were Sarepta Therapeutics, Avantor, Biomarin Pharmaceutical, and Acadia Healthcare which lost over 86%, 47%, 36%, and 71%, respectively, for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P MidCap Index Fund, Investor Class
S&P 1500 Index
S&P MidCap 400 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
S&P MidCap Index Fund, Investor Class	6.06%	12.15%	10.03%
S&P 1500 Index	15.06%	14.57%	14.21%
S&P MidCap 400 Index	6.84%	12.73%	10.38%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P MidCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Financial
24.0%
Industrial
23.5%
Consumer, Cyclical
14.8%
Consumer, Non-cyclical
13.8%
Technology
10.4%
Energy
3.5%
Basic Materials
3.3%
Utilities
2.7%
Communications
2.2%
US Treasury Bills
1.8%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.8%
EMCOR Group Inc	0.9%
Interactive Brokers Group Inc	0.9%
Comfort Systems USA Inc	0.8%
Pure Storage Inc	0.8%
RB Global Inc	0.7%
Flex Ltd	0.7%
Casey's General Stores Inc	0.6%
Burlington Stores Inc	0.6%
Guidewire Software Inc	0.6%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$107,678,457
Total Number of Portfolio Holdings	393
Total Advisory Fees Paid	$426,865
Portfolio Turnover Rate	12%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P MidCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 S&P MidCap Index Fund K Class Shares Ticker: MIDKX

This annual shareholder report contains important information about the S&P MidCap Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P MidCap Index Fund, K Class	$115	1.13%

What affected the Fund's performance this period?

• For the fiscal year ending August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P MidCap 400 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 11%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 15%, led by the Financial Services industry which returned over 21%.

• Contrarily, the GICS Health Care sector detracted the most from the fund’s toral return, down more than 12%. Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 20%. Additionally, the Real Estate Sector also detracted from performance, gaining less than 1% for the year, led by REITS, which lost less than 1%.

• In terms of specific stock holdings, Texas Pacific Land Corp, Interactive Brokers, Comfort Systems USA, and Emcor Group were the top four contributors to the total return of the fund, gaining over 7%, 94%, 99%, and 58%, respectively. Conversely, the top four detractors were Sarepta Therapeutics, Avantor, Biomarin Pharmaceutical, and Acadia Healthcare which lost over 86%, 47%, 36%, and 71%, respectively, for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P MidCap Index Fund, K Class
S&P 1500 Index
S&P MidCap 400 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
S&P MidCap Index Fund, K Class	5.54%	11.59%	9.35%
S&P 1500 Index	15.06%	14.57%	14.21%
S&P MidCap 400 Index	6.84%	12.73%	10.38%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P MidCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.8%
EMCOR Group Inc	0.9%
Interactive Brokers Group Inc	0.9%
Comfort Systems USA Inc	0.8%
Pure Storage Inc	0.8%
RB Global Inc	0.7%
Flex Ltd	0.7%
Casey's General Stores Inc	0.6%
Burlington Stores Inc	0.6%
Guidewire Software Inc	0.6%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$421,668
Total Number of Portfolio Holdings	393
Total Advisory Fees Paid	$1,805
Portfolio Turnover Rate	12%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Equity Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Shelton Equity Income Fund Investor Class Shares Ticker: EQTIX

This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, Investor Class	$65	0.64%

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from holdings such as Netflix (NFLX), Broadcom (AVGO), and Goldman Sachs (GS) enhanced the Fund’s total return. These names benefited from strong earnings and favorable sector tailwinds, helping the Fund outperform the CBOE S&P 500 BuyWrite Monthly Index (BXM).

• Use of Covered Call Strategy: The Fund’s active strategy of writing covered calls on individual large-cap equities like NVIDIA (NVDA) and Oracle (ORCL) generated premiums that supported cash flow and helped buffer volatility during periods of market rotation.

• Sector Weighting Adjustments: Strategic allocations to sectors such as technology, financials, and energy aligned well with broader market trends. These tilts provided exposure to momentum areas while avoiding over-concentration in underperforming sectors like healthcare.

• Market Dynamics and Economic Factors: The portfolio navigated a complex backdrop of moderating inflation, interest rate pauses, and renewed AI enthusiasm. The Fund's focus on quality businesses with durable earnings supported resilient performance during macro uncertainty.

• Diversification Across Strong Companies: A balanced portfolio of dividend-payers and growth leaders—such as Arista Networks (ANET), Constellation Energy (CEG), and Johnson & Johnson (JNJ)—reduced downside risk and contributed to overall gains during the fiscal year. This diversification helped offset weakness in holdings like UnitedHealth (UNH), Chipotle (CMG), and PayPal (PYPL).

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Equity Income Fund, Investor Class
S&P 500 Index
CBOE S&P 500 BuyWrite Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	1 Years
Shelton Equity Income Fund, Investor Class	9.38%	12.27%	9.94%
S&P 500 Index	15.85%	14.73%	14.58%
CBOE S&P 500 BuyWrite Index	7.72%	9.15%	6.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Technology
21.2%
Communications
18.3%
Financial
14.8%
Consumer, Non-cyclical
13.5%
Consumer, Cyclical
10.0%
Industrial
7.7%
US Treasury Bills
7.2%
Energy
3.1%
Utilities
2.3%
Basic Materials
1.9%

Top Ten Holdings	Percentage of Total investments
United States Treasury Bill	7.2%
Apple Inc	3.1%
Alphabet Inc	2.4%
NVIDIA Corp	2.4%
Broadcom Inc	1.9%
Microsoft Corp	1.9%
The Walt Disney Co	1.8%
Citigroup Inc	1.8%
Johnson & Johnson	1.8%
Arista Networks Inc	1.8%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$986,961,083
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid	$4,122,228
Portfolio Turnover Rate	48%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Equity Income Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Shelton Equity Income Fund K Class Shares Ticker: EQTKX

This annual shareholder report contains important information about the Shelton Equity Income Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Income Fund, K Class	$116	1.14%

What affected the Fund's performance this period?

• Performance from Key Holdings: Significant contributions from holdings such as Netflix (NFLX), Broadcom (AVGO), and Goldman Sachs (GS) enhanced the Fund’s total return. These names benefited from strong earnings and favorable sector tailwinds, helping the Fund outperform the CBOE S&P 500 BuyWrite Monthly Index (BXM).

• Use of Covered Call Strategy: The Fund’s active strategy of writing covered calls on individual large-cap equities like NVIDIA (NVDA) and Oracle (ORCL) generated premiums that supported cash flow and helped buffer volatility during periods of market rotation.

• Sector Weighting Adjustments: Strategic allocations to sectors such as technology, financials, and energy aligned well with broader market trends. These tilts provided exposure to momentum areas while avoiding over-concentration in underperforming sectors like healthcare.

• Market Dynamics and Economic Factors: The portfolio navigated a complex backdrop of moderating inflation, interest rate pauses, and renewed AI enthusiasm. The Fund's focus on quality businesses with durable earnings supported resilient performance during macro uncertainty.

• Diversification Across Strong Companies: A balanced portfolio of dividend-payers and growth leaders—such as Arista Networks (ANET), Constellation Energy (CEG), and Johnson & Johnson (JNJ)—reduced downside risk and contributed to overall gains during the fiscal year. This diversification helped offset weakness in holdings like UnitedHealth (UNH), Chipotle (CMG), and PayPal (PYPL).

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Equity Income Fund, K Class
S&P 500 Index
CBOE S&P 500 BuyWrite Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
Shelton Equity Income Fund, K Class	8.84%	11.71%	9.39%
S&P 500 Index	15.85%	14.73%	14.58%
CBOE S&P 500 BuyWrite Index	7.72%	9.15%	6.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Equity Income Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total investments
United States Treasury Bill	7.2%
Apple Inc	3.1%
Alphabet Inc	2.4%
NVIDIA Corp	2.4%
Broadcom Inc	1.9%
Microsoft Corp	1.9%
The Walt Disney Co	1.8%
Citigroup Inc	1.8%
Johnson & Johnson	1.8%
Arista Networks Inc	1.8%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$175,854
Total Number of Portfolio Holdings	252
Total Advisory Fees Paid	$773
Portfolio Turnover Rate	48%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P SmallCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 S&P SmallCap Index Fund Investor Class Shares Ticker: SMCIX

This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, Investor Class	$88	0.86%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P SmallCap 600 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 14%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 13%, led by the Financial Services industry which returned over 14%.

• Contrarily, the Health Care sector detracted the most to the fund’s total return, losing more than 10% for the year. Within the sector, the Health Care Equipment & Services industry decreased the most with a loss of more than 14%. Additionally, the Energy sector lost more than 21% for the fiscal year.

• In terms of specific stock holdings, MP Materials Corp, MR Cooper Group, Kratos Defense & Security, and Sterling Infrastructure were the top four contributors to the total return of the fund, gaining over 451%, 100%, 187%, and 133%, respectively. Conversely, the top four detractors were Inspire Medical Systems, Organon & Co, SPS Commerce, and Insight Enterprises which lost over 47%, 56%, 44%, and 40% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P SmallCap Index Fund, Investor Class
S&P 1500 Index
S&P SmallCap 600 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
S&P SmallCap Index Fund, Investor Class	2.51%	11.11%	8.92%
S&P 1500 Index	15.85%	14.73%	14.58%
S&P SmallCap 600 Index	3.46%	11.57%	9.47%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P SmallCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Financial
27.2%
Industrial
18.3%
Consumer, Non-cyclical
16.6%
Consumer, Cyclical
14.7%
Technology
7.5%
Communications
4.3%
Energy
4.2%
Basic Materials
4.1%
Utilities
2.1%
US Treasury Bills
1.0%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Mr Cooper Group Inc	0.8%
Kratos Defense & Security Solutions Inc	0.7%
BorgWarner Inc	0.7%
MP Materials Corp	0.6%
SPX Technologies Inc	0.6%
Qorvo Inc	0.6%
Armstrong World Industries Inc	0.6%
Sterling Infrastructure Inc	0.6%
Federal Signal Corp	0.5%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$51,093,721
Total Number of Portfolio Holdings	571
Total Advisory Fees Paid	$253,372
Portfolio Turnover Rate	20%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

S&P SmallCap Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 S&P SmallCap Index Fund K Class Shares Ticker: SMLKX

This annual shareholder report contains important information about the S&P SmallCap Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P SmallCap Index Fund, K Class	$138	1.36%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the S&P SmallCap 600 Index.

• The Industrials sector contributed the most to the fund’s total return, gaining over 14%. Within this sector, the Capital Goods industry drove most of the returns, gaining over 19% for the fiscal year. Additionally, the Financials sector was the second largest contributor, returning over 13%, led by the Financial Services industry which returned over 14%.

• Contrarily, the Health Care sector detracted the most to the fund’s total return, losing more than 10% for the year. Within the sector, the Health Care Equipment & Services industry decreased the most with a loss of more than 14%. Additionally, the Energy sector lost more than 21% for the fiscal year.

• In terms of specific stock holdings, MP Materials Corp, MR Cooper Group, Kratos Defense & Security, and Sterling Infrastructure were the top four contributors to the total return of the fund, gaining over 451%, 100%, 187%, and 133%, respectively. Conversely, the top four detractors were Inspire Medical Systems, Organon & Co, SPS Commerce, and Insight Enterprises which lost over 47%, 56%, 44%, and 40% respectively for the fund’s fiscal year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

S&P SmallCap Index Fund, K Class
S&P 1500 Index
S&P SmallCap 600 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
S&P SmallCap Index Fund, K Class	2.00%	10.56%	8.37%
S&P 1500 Index	15.85%	14.73%	14.58%
S&P SmallCap 600 Index	3.46%	11.57%	9.47%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P SmallCap Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	1.0%
Mr Cooper Group Inc	0.8%
Kratos Defense & Security Solutions Inc	0.7%
BorgWarner Inc	0.7%
MP Materials Corp	0.6%
SPX Technologies Inc	0.6%
Qorvo Inc	0.6%
Armstrong World Industries Inc	0.6%
Sterling Infrastructure Inc	0.6%
Federal Signal Corp	0.5%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$609,768
Total Number of Portfolio Holdings	571
Total Advisory Fees Paid	$3,562
Portfolio Turnover Rate	20%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Nasdaq-100 Index Fund Investor Class Shares Ticker: NASDX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Investor Class	$53	0.52%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the Nasdaq-100 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 31% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 32%, led by the Media & Entertainment industry which returned over 33%.

• Contrarily, the Health Care sectordetracted the most from the fund’s total return, down more than 9%.Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 13% for the year. Additionally, the Consumer Staples sector was the second largest detractor to total return, down by more than 1% for the fiscal year, being brought down the most by the Food, Beverage & Tobacco industry, which lost more than 6%.

• In terms of specific stock holdings, Broadcom, Nvidia, Microsoft, and Tesla were the top four contributors to the total return of the fund, gaining over 84%, 45%, 22%, and 55%, respectively. Conversely, the top four detractors were Adobe, Regeneron Pharmaceuticals, Apple, and Pepsico, where Adobe, Regeneron, and Pepsico lost more than 37%, 50%, and 10%, respectively and Apple, while up almost 2% for the year, was still a drag on performance due to its large weight and being down for much of the year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Nasdaq-100 Index Fund, Investor Class
S&P 500 Index
Nasdaq-100 Index
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 years	10 years
Nasdaq-100 Index Fund, Investor Class	19.90%	14.58%	18.92%
S&P 500 Index	15.85%	14.73%	14.58%
Nasdaq-100 Index	20.52%	15.01%	19.67%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Nasdaq-100 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Technology
49.1%
Communications
27.5%
Consumer, Non-cyclical
8.2%
Consumer, Cyclical
7.7%
US Treasury Bills
2.7%
Industrial
1.6%
Basic Materials
1.3%
Utilities
1.3%
Energy
0.4%
Financial
0.2%

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	9.7%
Microsoft Corp	8.6%
Apple Inc	7.9%
Amazon.com Inc	5.5%
Broadcom Inc	5.3%
Meta Platforms Inc	3.6%
Netflix Inc	2.9%
Alphabet Inc	2.8%
Tesla Inc	2.7%
United States Treasury Bill	2.7%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$1,889,700,438
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$2,283,262
Portfolio Turnover Rate	15%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Nasdaq-100 Index Fund K Class Shares Ticker: NDXKX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, K Class	$78	0.77%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the Nasdaq-100 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 31% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 32%, led by the Media & Entertainment industry which returned over 33%.

• Contrarily, the Health Care sectordetracted the most from the fund’s total return, down more than 9%.Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 13% for the year. Additionally, the Consumer Staples sector was the second largest detractor to total return, down by more than 1% for the fiscal year, being brought down the most by the Food, Beverage & Tobacco industry, which lost more than 6%.

• In terms of specific stock holdings, Broadcom, Nvidia, Microsoft, and Tesla were the top four contributors to the total return of the fund, gaining over 84%, 45%, 22%, and 55%, respectively. Conversely, the top four detractors were Adobe, Regeneron Pharmaceuticals, Apple, and Pepsico, where Adobe, Regeneron, and Pepsico lost more than 37%, 50%, and 10%, respectively and Apple, while up almost 2% for the year, was still a drag on performance due to its large weight and being down for much of the year.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Nasdaq-100 Index Fund, K Class
S&P 500 Index
Nasdaq-100 Index
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
Nasdaq-100 Index Fund, K Class	19.62%	14.13%	18.40%
S&P 500 Index	15.85%	14.73%	14.58%
Nasdaq-100 Index	20.52%	15.01%	19.67%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Nasdaq-100 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	9.7%
Microsoft Corp	8.6%
Apple Inc	7.9%
Amazon.com Inc	5.5%
Broadcom Inc	5.3%
Meta Platforms Inc	3.6%
Netflix Inc	2.9%
Alphabet Inc	2.8%
Tesla Inc	2.7%
United States Treasury Bill	2.7%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$41,024,286
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$48,419
Portfolio Turnover Rate	15%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Nasdaq-100 Index Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Nasdaq-100 Index Fund Institutional Class Shares Ticker: NQQQX

This annual shareholder report contains important information about the Nasdaq-100 Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund, Institutional Class	$28	0.27%

What affected the Fund's performance this period?

• For the fiscal year ended August 31, 2025, U.S. trade policy developments contributed to market volatility, while inflation fluctuated within a range of 2.3% to 3.0% year-over-year. During the same period, the Federal Reserve reduced the federal funds rate from 5.5% at the start of the fiscal year to 4.5% by year-end. While the rate reduction is broadly considered supportive of financial markets, its impacts varied across asset classes. According to Bloomberg, LLC, the fund’s returns exhibited a correlation of 1.00 to the Nasdaq-100 Index.

• The Information Technology sector contributed the most to the fund’s total return, gaining 22%. Within this sector, the Semiconductors & Semiconductor Equipment industry drove most of the returns, gaining over 31% for the fiscal year. Additionally, the Communication Services sector was the second largest contributor, returning over 32%, led by the Media & Entertainment industry which returned over 33%.

• Contrarily, the Health Care sectordetracted the most from the fund’s total return, down more than 9%.Within this sector, the Pharmaceuticals, Biotechnology & Life Sciences industry detracted the most, losing over 13% for the year. Additionally, the Consumer Staples sector was the second largest detractor to total return, down by more than 1% for the fiscal year, being brought down the most by the Food, Beverage & Tobacco industry, which lost more than 6%.

• In terms of specific stock holdings, Broadcom, Nvidia, Microsoft, and Tesla were the top four contributors to the total return of the fund, gaining over 84%, 45%, 22%, and 55%, respectively. Conversely, the top four detractors were Adobe, Regeneron Pharmaceuticals, Apple, and Pepsico, where Adobe, Regeneron, and Pepsico lost more than 37%, 50%, and 10%, respectively and Apple, while up almost 2% for the year, was still a drag on performance due to its large weight and being down for much of the year.

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

Nasdaq-100 Index Fund, Institutional Class
S&P 500 Index
Nasdaq-100 Index
$20,000,000
$18,000,000
$16,000,000
$14,000,000
$12,000,000
$10,000,000
$8,000,000
3/7/2022
9/30/2022
4/30/2023
11/30/2023
6/30/2024
1/31/2025
8/31/2025

Annual Performance

	1 Year	Since Inception (3/7/22)
Nasdaq-100 Index Fund, Institutional Class	20.22%	18.22%
S&P 500 Index	15.85%	14.86%
Nasdaq-100 Index	20.52%	18.56%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Nasdaq-100 Index Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NVIDIA Corp	9.7%
Microsoft Corp	8.6%
Apple Inc	7.9%
Amazon.com Inc	5.5%
Broadcom Inc	5.3%
Meta Platforms Inc	3.6%
Netflix Inc	2.9%
Alphabet Inc	2.8%
Tesla Inc	2.7%
United States Treasury Bill	2.7%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$58,146,502
Total Number of Portfolio Holdings	103
Total Advisory Fees Paid	$54,800
Portfolio Turnover Rate	15%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Sustainable Equity Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Shelton Sustainable Equity Fund Investor Class Shares Ticker: NEXTX

This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Investor Class	$128	1.26%

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader market over the fiscal year, delivering a 6.84% total return, compared to the 15.85% total return of the S&P 500 Index, still largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during most of this time period, but with a reversal in the Q2 2025 of the Sustainability thematics, the fund regained returns delivering a 5.67% total return for the period, largely attributed to changes in interest rates and easing of regulatory pressure.

With a continued focus on Industrials, Energy and Utilities, the hype around data centers and the energy demand required for such data centers started to materialize in corporate earnings and stock prices, resulting in fund performance catching up to the S&P MidCap 400 Index during the fiscal year. Additional sectors adding to performance were Health Care and Consumer Discretionary. The Financials, IT, Communications and Consumer Staples sectors detracted from returns.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Shelton Sustainable Equity Fund, Investor Class
S&P 1500 Index
S&P MidCap 400 Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
8/31/2015
4/30/2017
12/31/2018
8/31/2020
4/30/2022
12/31/2023
8/31/2025

Annual Performance

	1 Year	5 Years	10 Years
Shelton Sustainable Equity Fund, Investor Class	5.67%	4.30%	10.85%
S&P 1500 Index	15.06%	14.57%	14.21%
S&P MidCap 400 Index	6.84%	12.73%	10.38%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Sustainable Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Industrial
38.1%
Consumer, Non-cyclical
17.2%
Basic Materials
9.7%
Consumer, Cyclical
8.0%
Energy
7.8%
Utilities
6.7%
Technology
4.7%
Financial
3.3%
US Treasury Bills
3.1%
Communications
1.4%

Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$66,641,568
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$594,752
Portfolio Turnover Rate	21%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

Shelton Sustainable Equity Fund Tailored Shareholder Report

annual Shareholder Report August 31, 2025 Shelton Sustainable Equity Fund Institutional Class Shares Ticker: NEXIX

This annual shareholder report contains important information about the Shelton Sustainable Equity Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955-9988 or by sending an e‑mail to info@sheltoncap.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Sustainable Equity Fund, Institutional Class	$103	1.01%

What affected the Fund's performance this period?

Mid-cap stocks underperformed the broader market over the fiscal year, delivering a 6.84% total return, compared to the 15.85% total return of the S&P 500 Index, still largely driven by Tech stocks and the euphoria over the promise of Artificial Intelligence.

Sustainability stocks were out of favor during most of this time period, but with a reversal in the Q2 2025 of the Sustainability thematics, the fund regained returns delivering a 5.93% total return for the period, largely attributed to changes in interest rates and easing of regulatory pressure.

With a continued focus on Industrials, Energy and Utilities, the hype around data centers and the energy demand required for such data centers started to materialize in corporate earnings and stock prices, resulting in fund performance catching up to the S&P MidCap 400 Index during the fiscal year. Additional sectors adding to performance were Health Care and Consumer Discretionary. The Financials, IT, Communications and Consumer Staples sectors detracted from returns.

Cumulative Performance

(based on a hypothetical $500,000 investment)

Shelton Sustainable Equity Fund, Institutional Class
S&P 1500 Index
S&P MidCap 400 Index
$1,000,000
$900,000
$800,000
$700,000
$600,000
$500,000
$400,000
10/9/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
3/31/2025
8/31/2025

Annual Performance

	1 Year	Since Inception (10/10/22)
Shelton Sustainable Equity Fund, Institutional Class	5.93%	5.81%
S&P 1500 Index	15.06%	23.28%
S&P MidCap 400 Index	6.84%	15.24%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Shelton Sustainable Equity Fund Tailored Shareholder Report

What did the Fund invest in?

(% of Total Investments as of August 31, 2025)

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Ormat Technologies Inc	4.1%
Gaztransport Et Technigaz SA	3.7%
Siemens AG	3.6%
Deere & Co	3.5%
First Solar Inc	3.4%
Aramark	3.4%
HA Sustainable Infrastructure Capital Inc	3.3%
Bunge Global SA	3.3%
CF Industries Holdings Inc	3.3%
Schneider Electric SE	3.2%

Key Fund Statistics

(as of August 31, 2025)

Net Assets	$9,377,429
Total Number of Portfolio Holdings	47
Total Advisory Fees Paid	$67,665
Portfolio Turnover Rate	21%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://sheltonfunds.com/forms-literature/.

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988

Item 3. Audit Committee Financial Expert.

(a)(1) Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $145,000 for the fiscal year ended August 31, 2025 and $132,125 for the fiscal year ended August 31, 2024.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c) Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $27,300 for the fiscal year ended August 31, 2025 and $26,000 for the fiscal year ended August 31, 2024.

(d) All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1) The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit-related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors; and

(iii) pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant.

(e)(2) All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2025 and $0 for the fiscal year ended August 31, 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIAL STATEMENTS

August 31, 2025

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

Table of Contents	August 31, 2025

Portfolio of Investments	2
Statements of Assets & Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	32
Notes to Financial Statements	41
Additional Information	49
Statement Regarding Basis for Approval of Investment Advisory Contract	50
Report of Independent Registered Public Accounting Firm	52

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments8/31/25

Security Description	Par Value	Value

Municipal Bonds (94.11%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,573,453
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,200,000	1,270,210
CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	322,538	326,941
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	312,399
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,213,463
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	811,103
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	487,918
CALIFORNIA STATE PUBLIC WORKS BOARD
California State Public Works Board, 4.000%, 05/01/2036	540,000	553,371
CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	539,210
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,517,513
DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	750,000	650,550
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	155,897
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2050	1,000,000	1,038,474
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	1,500,000	1,436,168
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	500,328
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	651,912
LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	614,853
Los Angeles Unified School District, 5.000%, 07/01/2045	750,000	780,622
MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	1,500,000	1,454,926
PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	219,721
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	586,572
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	578,020
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	560,353
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,521,031
SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District, 4.000%, 07/01/2054	1,300,000	1,121,692
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,341,078
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	180,000	180,310
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	170,000	170,182
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,024,528
SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,534,983

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Continued)8/31/25

Security Description	Par Value	Value
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	$1,500,000	$1,376,922
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	1,500,000	1,352,694
STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	900,225
State of California, 5.250%, 10/01/2045	500,000	528,330
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	322,429
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	934,280
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	1,442,614

Total Municipal Bonds (Cost $32,956,662)		31,585,275

Variable Rate Demand Notes* (4.77%)
Regents of the University of California Medical Center Pooled Revenue, 3.40%, 05/15/2045*,**,***	300,000	300,000
University of California, 3.40%, 05/15/2048*,**,***	300,000	300,000
University of California, 3.45%, 05/15/2048*,**,***	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $1,600,000)		1,600,000

Total Investments (Cost $34,556,662) (98.88%)		$33,185,275
Other Net Assets (1.12%)		377,061
Net Assets (100.00%)		$33,562,336

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of August 31, 2025.

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments8/31/25

Security Description	Par Value	Value
Government National Mortgage Association (1.48%)
3.500%, 11/20/2044	$79,498	$74,147
5.000%, 03/15/2038	68,347	69,468
5.500%, 04/15/2036	40,353	41,241
6.000%, 01/15/2026	3,503	3,505
6.000%, 06/15/2038	10,473	10,939
Total Government National Mortgage Association (Cost $204,118)		199,300

United States Treasury Bonds (40.81%)
2.000%, 11/15/2041	2,000,000	1,371,758
2.250%, 05/15/2041	1,200,000	869,672
2.875%, 08/15/2045	800,000	591,844
4.000%, 11/15/2052	800,000	687,281
4.500%, 11/15/2054	1,250,000	1,167,920
6.000%, 02/15/2026	800,000	806,933
Total United States Treasury Bonds (Cost $6,024,519)		5,495,408

United States Treasury Notes (55.60%)
0.625%, 03/31/2027	900,000	858,129
3.500%, 09/30/2029	1,000,000	994,590
3.875%, 03/15/2028	1,800,000	1,812,796
3.875%, 08/15/2034	1,000,000	980,293
4.000%, 04/30/2032	1,200,000	1,206,867
2.375%, 04/30/2026	800,000	791,622
4.875%, 10/31/2030	800,000	842,625
Total United States Treasury Notes (Cost $7,438,211)		7,486,922

United States Treasury Bills (0.74%)
0.000%, 09/16/2025 (Cost $99,823)	100,000	99,835

Total Investments (Cost $13,766,671) (98.63%)		$13,281,465
Other Net Assets (1.37%)		184,943
Net Assets (100.00%)		$13,466,408

The United States Treasury TrustPortfolio of Investments8/31/25

Security Description	Par Value	Value
United States Treasury Bills, DN(a) (99.99%)
09/04/2025	$4,600,000	$4,598,384
09/09/2025	2,100,000	2,098,012
10/02/2025	5,000,000	4,981,872
10/16/2025	2,000,000	1,989,654
10/28/2025	2,200,000	2,185,604
10/21/2025	2,700,000	2,684,152
11/04/2025	1,900,000	1,886,086
11/20/2025	3,600,000	3,566,992
12/11/2025	2,000,000	1,977,003
Total United States Treasury Bills DN(Cost $25,967,759)		25,967,759

Total Investments (Cost $25,967,759) (99.99%)		$25,967,759
Other Net Assets (0.01%)		3,168
Net Assets (100.00%)		$25,970,927

(a)Discount Note. Yield to maturity is between 2.84% - 4.15%

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments8/31/25

Security Description	Shares	Value

Common Stock (98.97%)

Basic Materials (1.48%)
Air Products and Chemicals Inc	1,230	$361,755
Albemarle Corp#	650	55,198
CF Industries Holdings Inc	889	77,014
Dow Inc	3,918	96,500
DuPont de Nemours Inc	2,313	177,916
Eastman Chemical Co	637	44,807
Ecolab Inc	1,384	383,423
Freeport-McMoRan Inc	7,951	353,024
International Flavors & Fragrances Inc	1,414	95,459
International Paper Co	2,047	101,695
Linde PLC	2,551	1,220,118
LyondellBasell Industries NV	1,434	80,806
The Mosaic Co	1,777	59,352
Newmont Corp	6,111	454,658
Nucor Corp	1,250	185,913
PPG Industries Inc	1,246	138,593
The Sherwin-Williams Co	1,265	462,775
Steel Dynamics Inc	810	106,045
Total Basic Materials		4,455,051

Communications (16.04%)
Airbnb Inc*	2,395	312,619
Alphabet Inc - Class A	31,541	6,715,394
Alphabet Inc - Class C	25,443	5,432,844
Amazon.com Inc*	51,206	11,726,174
Arista Networks Inc*	5,581	762,086
AT&T Inc	38,996	1,142,193
Booking Holdings Inc	176	985,433
CDW Corp	745	122,746
Charter Communications Inc*,#	534	141,820
Cisco Systems Inc	21,560	1,489,580
Comcast Corp	20,183	685,617
Corning Inc	4,177	279,984
DoorDash Inc*	1,885	462,296
eBay Inc	2,531	229,334
Expedia Group Inc	659	141,553
F5 Inc*	325	101,771
FactSet Research Systems Inc	214	79,890
Fox Corp - Class A	1,250	74,625
Fox Corp - Class B	739	40,312
Gen Digital Inc	3,034	91,627
GoDaddy Inc*	793	117,610
The Interpublic Group of Cos Inc	2,061	55,317
Match Group Inc	1,419	52,985
Meta Platforms Inc	11,766	8,691,544
Motorola Solutions Inc	904	427,104
Netflix Inc*	2,306	2,786,225
News Corp - Class A	2,235	65,731
News Corp - Class B#	632	21,406
Omnicom Group Inc#	1,091	85,458
Palo Alto Networks Inc*	3,588	683,586

Security Description	Shares	Value

Paramount Skydance Corp#	1,680	$24,696
T-Mobile US Inc	2,584	651,142
Uber Technologies Inc*	11,333	1,062,469
VeriSign Inc	450	123,017
Verizon Communications Inc	22,848	1,010,567
The Walt Disney Co	9,742	1,153,258
Warner Bros Discovery Inc*	12,604	146,711
Total Communications		48,176,724

Consumer, Cyclical (8.07%)
Aptiv PLC*	1,195	95,038
AutoZone Inc*	91	382,066
Best Buy Co Inc	1,135	83,581
Caesars Entertainment Inc*	945	25,298
CarMax Inc*	881	54,049
Carnival Corp*	5,174	164,999
Chipotle Mexican Grill Inc*	7,398	311,752
Copart Inc*	4,851	236,777
Costco Wholesale Corp	2,404	2,267,741
Cummins Inc	746	297,236
Darden Restaurants Inc	648	134,097
Deckers Outdoor Corp*	850	101,686
Delta Air Lines Inc	3,624	223,891
Dollar General Corp	1,222	132,905
Dollar Tree Inc*	1,070	116,812
Domino’s Pizza Inc	191	87,535
DR Horton Inc	1,518	257,271
Fastenal Co	6,344	315,043
Ford Motor Co	21,538	253,502
General Motors Co	5,279	309,297
Genuine Parts Co	769	107,145
Hasbro Inc	771	62,582
Hilton Worldwide Holdings Inc	1,305	360,258
The Home Depot Inc	5,386	2,190,863
Las Vegas Sands Corp	1,947	112,206
Lennar Corp	1,292	172,017
Live Nation Entertainment Inc*	839	139,685
LKQ Corp	1,454	47,429
Lowe’s Cos Inc	3,033	782,696
Lululemon Athletica Inc*	632	127,790
Marriott International Inc	1,232	330,004
McDonald’s Corp	3,875	1,214,968
MGM Resorts International*	1,279	50,764
NIKE Inc	6,384	493,930
Norwegian Cruise Line Holdings Ltd*	2,490	61,852
NVR Inc*	16	129,882
O’Reilly Automotive Inc*	4,693	486,570
PACCAR Inc	2,901	290,042
Pool Corp	212	65,871
PulteGroup Inc	1,125	148,523
Ralph Lauren Corp	230	68,294
Ross Stores Inc	1,825	268,567
Royal Caribbean Cruises Ltd	1,341	487,078

Security Description	Shares	Value

Southwest Airlines Co#	3,129	$102,944
Starbucks Corp	6,158	543,074
Tapestry Inc	1,150	117,093
Target Corp	2,535	243,309
Tesla Inc*	15,186	5,070,150
The TJX Cos Inc	6,050	826,491
Tractor Supply Co	2,873	177,436
Ulta Beauty Inc*	247	121,704
United Airlines Holdings Inc*	1,732	181,860
Walmart Inc	23,415	2,270,787
WW Grainger Inc	236	239,186
Wynn Resorts Ltd	526	66,671
Yum! Brands Inc	1,544	226,922
Total Consumer, Cyclical		24,237,219

Consumer, Non-Cyclical (14.06%)
Abbott Laboratories	9,429	1,250,851
AbbVie Inc	9,573	2,014,159
Agilent Technologies Inc	1,578	198,291
Align Technology Inc*	388	55,080
Altria Group Inc	9,128	613,493
Amgen Inc	2,914	838,387
Archer-Daniels- Midland Co	2,702	169,253
Automatic Data Processing Inc	2,199	668,606
Avery Dennison Corp	463	79,474
Baxter International Inc	2,886	71,255
Becton Dickinson & Co	1,588	306,452
Biogen Inc*	815	107,759
Bio-Techne Corp#	889	48,566
Block Inc*	3,010	239,716
Boston Scientific Corp*	8,094	853,917
Bristol-Myers Squibb Co	11,029	520,348
Brown-Forman Corp#	1,007	30,150
Bunge Global SA	781	65,776
Cardinal Health Inc	1,336	198,770
Cencora Inc	952	277,613
Centene Corp*	2,743	79,657
Charles River Laboratories International Inc*	286	46,707
Church & Dwight Co Inc	1,371	127,722
The Cigna Group	1,466	441,075
Cintas Corp	1,860	390,656
The Clorox Co	681	80,494
The Coca-Cola Co	20,993	1,448,307
Colgate-Palmolive Co	4,392	369,235
Conagra Brands Inc	2,697	51,594
Constellation Brands Inc	863	139,754
The Cooper Cos Inc*	1,104	74,404
Corpay Inc*	392	127,663
Corteva Inc	3,793	281,403
CVS Health Corp	6,976	510,294
Danaher Corp	3,451	710,285
DaVita Inc*	254	34,991
Dexcom Inc*	2,186	164,693
Edwards Lifesciences Corp*	3,179	258,580
Elevance Health Inc	1,240	395,126

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/25

Security Description	Shares	Value

Eli Lilly & Co	4,263	$3,122,989
Equifax Inc	693	170,686
The Estee Lauder Cos Inc	1,319	120,992
GE HealthCare Technologies Inc	2,588	190,813
General Mills Inc	3,107	153,268
Gilead Sciences Inc	6,741	761,531
Global Payments Inc	1,321	117,331
HCA Healthcare Inc	951	384,166
Henry Schein Inc*	704	48,984
The Hershey Co	826	151,778
Hologic Inc*	1,313	88,129
Hormel Foods Corp	1,626	41,365
Humana Inc	667	202,541
IDEXX Laboratories Inc*	435	281,484
Incyte Corp*	937	79,280
Insulet Corp*	396	134,592
Intuitive Surgical Inc*	1,958	926,712
IQVIA Holdings Inc*	925	176,499
The J M Smucker Co	588	64,980
Johnson & Johnson	13,039	2,310,120
Kellanova	1,519	120,761
Kenvue Inc	10,198	211,201
Keurig Dr Pepper Inc	6,378	185,536
Kimberly-Clark Corp	1,843	238,005
The Kraft Heinz Co#	4,826	134,983
The Kroger Co	3,363	228,146
Labcorp Holdings Inc	468	130,099
Lamb Weston Holdings Inc	806	46,369
MarketAxess Holdings Inc	217	39,893
McCormick & Co Inc	1,450	102,037
McKesson Corp	678	465,542
Medtronic PLC	6,950	645,030
Merck & Co Inc	13,608	1,144,705
Moderna Inc*	1,873	45,121
Molina Healthcare Inc*	320	57,866
Molson Coors Beverage Co#	992	50,086
Mondelez International Inc	7,017	431,124
Monster Beverage Corp*	3,919	244,585
Moody’s Corp	838	427,179
PayPal Holdings Inc*	5,340	374,815
PepsiCo Inc	7,430	1,104,470
Pfizer Inc	30,812	762,905
Philip Morris International Inc	8,435	1,409,742
The Procter & Gamble Co	12,706	1,995,350
Quanta Services Inc	816	308,415
Quest Diagnostics Inc	624	113,343
Regeneron Pharmaceuticals Inc	570	330,999
ResMed Inc	794	217,961
Revvity Inc	687	61,906
Rollins Inc#	1,591	89,955
S&P Global Inc	1,701	932,896
Solventum Corp*	817	59,715
STERIS PLC	557	136,498
Stryker Corp	1,864	729,588
Sysco Corp	2,627	211,395

Security Description	Shares	Value

The Campbell’s Company	1,162	$37,103
Thermo Fisher Scientific Inc	2,045	1,007,612
Tyson Foods Inc#	1,599	90,791
United Rentals Inc	352	336,632
UnitedHealth Group Inc	4,916	1,523,321
Universal Health Services Inc	324	58,832
Verisk Analytics Inc	781	209,402
Vertex Pharmaceuticals Inc*	1,410	551,338
Viatris Inc	6,761	71,329
Waters Corp*	332	100,198
West Pharmaceutical Services Inc	409	101,003
Zimmer Biomet Holdings Inc#	1,125	119,363
Zoetis Inc	2,412	377,237
Total Consumer, Non-Cyclical		42,241,178

Energy (3.05%)
APA Corp#	1,815	42,144
Baker Hughes Co	5,478	248,701
Chevron Corp	10,393	1,669,116
ConocoPhillips	6,841	677,054
Coterra Energy Inc	4,122	100,742
Devon Energy Corp	3,603	130,068
Diamondback Energy Inc	1,031	153,372
Enphase Energy Inc*	825	31,103
EOG Resources Inc	2,996	373,961
EQT Corp	3,365	174,442
Expand Energy Corp	1,168	113,039
Exxon Mobil Corp	23,358	2,669,586
First Solar Inc*	610	119,066
Halliburton Co	4,966	112,877
Kinder Morgan Inc	10,696	288,578
Marathon Petroleum Corp	1,686	302,991
Occidental Petroleum Corp	3,819	181,823
ONEOK Inc	3,308	252,665
Phillips 66	2,208	294,945
Schlumberger NV	7,468	275,121
Targa Resources Corp	1,206	202,319
Texas Pacific Land Corp	106	98,949
Valero Energy Corp	1,719	261,305
The Williams Cos Inc	6,744	390,343
Total Energy		9,164,310

Financial (14.67%)
Aflac Inc	2,637	281,790
Alexandria Real Estate Equities Inc	870	71,723
The Allstate Corp	1,466	298,258
American Express Co	2,999	993,509
American International Group Inc	3,164	257,296
American Tower Corp	2,537	517,167
Ameriprise Financial Inc	516	265,642
Aon PLC	1,170	429,390
Apollo Global Management Inc	2,488	338,940

Security Description	Shares	Value

Arch Capital Group Ltd	2,083	$190,657
Arthur J Gallagher & Co	1,256	380,254
Assurant Inc	289	62,311
AvalonBay Communities Inc	786	153,938
Bank of America Corp	35,512	1,801,879
The Bank of New York Mellon Corp	3,877	409,411
Berkshire Hathaway Inc*	9,938	4,998,615
Blackrock Inc#	786	885,932
Blackstone Inc	3,954	677,716
Brown & Brown Inc	1,313	127,295
BXP Inc	814	59,023
Camden Property Trust	597	66,852
Capital One Financial Corp	3,466	787,545
Cboe Global Markets Inc	585	138,031
CBRE Group Inc*	1,642	266,201
The Charles Schwab Corp	8,439	808,794
Chubb Ltd#	2,046	562,793
Cincinnati Financial Corp	874	134,246
Citigroup Inc	10,122	977,482
Citizens Financial Group Inc	2,491	130,229
CME Group Inc	1,952	520,228
Coinbase Global Inc*	1,160	353,266
CoStar Group Inc*	2,358	211,017
Crown Castle Inc	2,404	238,333
Digital Realty Trust Inc	1,745	292,532
Equinix Inc	536	421,398
Equity Residential	1,910	126,289
Erie Indemnity Co	143	50,676
Essex Property Trust Inc	359	97,005
Everest Group Ltd	249	85,128
Extra Space Storage Inc	1,200	172,296
Federal Realty Investment Trust	449	45,147
Fifth Third Bancorp	3,790	173,468
Franklin Resources Inc	1,715	44,007
Globe Life Inc	464	64,937
The Goldman Sachs Group Inc	1,662	1,238,606
The Hartford Insurance Group Inc	1,559	206,271
Healthpeak Properties Inc	3,987	71,527
Host Hotels & Resorts Inc	3,951	67,997
Huntington Bancshares Inc	8,228	146,541
Intercontinental Exchange Inc	3,108	548,873
Invesco Ltd	2,486	54,419
Invitation Homes Inc	3,188	99,753
Iron Mountain Inc	1,661	153,360
JPMorgan Chase & Co	15,059	4,539,084
KeyCorp	5,341	103,402
Kimco Realty Corp	3,818	85,867
KKR & Co Inc	3,668	511,649
Loews Corp	1,011	97,865
M&T Bank Corp	881	177,662
Marsh & McLennan Cos Inc	2,670	549,513
Mastercard Inc	4,395	2,616,300
MetLife Inc	3,096	251,891

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/25

Security Description	Shares	Value

Mid-America Apartment Communities Inc	660	$96,241
Morgan Stanley	6,694	1,007,313
Nasdaq Inc	2,240	212,218
Northern Trust Corp	1,054	138,369
The PNC Financial Services Group Inc	2,143	444,544
Principal Financial Group Inc	1,189	95,726
The Progressive Corp	3,177	784,910
Prologis Inc	5,028	572,086
Prudential Financial Inc	1,958	214,714
Public Storage	882	259,828
Raymond James Financial Inc	984	166,729
Realty Income Corp	4,842	284,516
Regency Centers Corp	940	68,150
Regions Financial Corp	5,137	140,702
SBA Communications Corp	594	121,681
Simon Property Group Inc	1,662	300,257
State Street Corp	1,603	184,297
Synchrony Financial	2,090	159,551
T Rowe Price Group Inc	1,243	133,772
The Travelers Cos Inc	1,227	333,143
Truist Financial Corp	7,097	332,282
UDR Inc	1,665	65,884
US Bancorp	8,443	412,272
Ventas Inc	2,377	161,826
VICI Properties Inc	5,900	199,302
Visa Inc#	9,272	3,261,704
W R Berkley Corp	1,684	120,726
Wells Fargo & Co	17,636	1,449,326
Welltower Inc	3,278	551,622
Weyerhaeuser Co	4,066	105,187
Willis Towers Watson PLC	552	180,388
Total Financial		44,048,492

Industrial (7.42%)
3M Co	2,955	459,591
A O Smith Corp#	653	46,552
Allegion plc#	501	85,070
Amcor PLC	8,317	71,776
AMETEK Inc	1,279	236,359
Amphenol Corp	6,555	713,577
Axon Enterprise Inc*	405	302,652
Ball Corp	1,523	80,171
The Boeing Co*	4,086	958,902
Builders FirstSource Inc*,#	606	84,040
Carrier Global Corp	4,377	285,380
Caterpillar Inc	2,548	1,067,714
CH Robinson Worldwide Inc	690	88,803
CSX Corp	10,314	335,308
Deere & Co	1,367	654,301
Dover Corp	775	138,617
Eaton Corp PLC	2,120	740,177
Emerson Electric Co	3,048	402,336
Expeditors International of Washington Inc	783	94,383

Security Description	Shares	Value

FedEx Corp	1,226	$283,292
Fortive Corp	1,941	92,896
Garmin Ltd	859	207,723
GE Vernova Inc	1,479	906,583
Generac Holdings Inc*	285	52,796
General Dynamics Corp	1,383	448,880
General Electric Co	5,779	1,590,381
Honeywell International Inc	3,483	764,519
Howmet Aerospace Inc	2,187	380,757
Hubbell Inc#	300	129,297
Huntington Ingalls Industries Inc	235	63,636
IDEX Corp	418	68,761
Illinois Tool Works Inc	1,445	382,419
Ingersoll Rand Inc	2,278	180,942
Jabil Inc#	606	124,127
Jacobs Solutions Inc	695	101,630
JB Hunt Transport Services Inc	463	67,130
Johnson Controls International plc	3,566	381,170
Keysight Technologies Inc*	981	160,325
L3Harris Technologies Inc	1,041	289,002
Lennox International Inc	182	101,531
Lockheed Martin Corp	1,130	514,862
Martin Marietta Materials Inc	331	204,028
Masco Corp	1,219	89,462
Mettler-Toledo International Inc*,#	115	149,620
Mohawk Industries Inc*	301	39,940
Nordson Corp	304	68,427
Norfolk Southern Corp	1,221	341,856
Northrop Grumman Corp	733	432,499
Old Dominion Freight Line Inc	1,058	159,726
Otis Worldwide Corp	2,138	184,680
Packaging Corp of America	499	108,762
Parker-Hannifin Corp	701	532,304
Pentair PLC	914	98,282
Republic Services Inc	1,123	262,748
Rockwell Automation Inc	610	209,492
RTX Corp	7,240	1,148,264
Smurfit WestRock PLC	2,795	132,371
Snap-on Inc	293	95,295
Stanley Black & Decker Inc	862	64,038
TE Connectivity PLC	1,607	331,846
Teledyne Technologies Inc*	260	139,924
Textron Inc	1,038	83,206
Trane Technologies PLC	1,208	502,045
TransDigm Group Inc	304	425,260
Trimble Inc*	1,310	105,874
Union Pacific Corp	3,238	723,920
United Parcel Service Inc	4,065	355,444
Veralto Corp	1,344	142,719
Vulcan Materials Co	715	208,179
Waste Management Inc	1,984	449,158
Westinghouse Air Brake Technologies Corp	949	183,632

Security Description	Shares	Value

Xylem Inc	1,318	$186,576
Total Industrial		22,297,945

Technology (31.82%)
Accenture PLC	3,392	881,818
Adobe Inc*	2,309	823,620
Advanced Micro Devices Inc*	8,787	1,429,030
Akamai Technologies Inc*	831	65,757
Analog Devices Inc	2,687	675,270
Apple Inc	80,945	18,790,572
Applied Materials Inc	4,403	707,826
Autodesk Inc*	1,159	364,737
Broadcom Inc	25,482	7,578,092
Broadridge Financial Solutions Inc	660	168,709
Cadence Design Systems Inc*	1,479	518,286
Cognizant Technology Solutions Corp	2,736	197,676
Crowdstrike Holdings Inc*	1,302	551,657
Datadog Inc*	1,731	236,593
Dayforce Inc*	855	59,653
Dell Technologies Inc	1,655	202,158
Electronic Arts Inc	1,252	215,281
EPAM Systems Inc*	320	56,435
Fair Isaac Corp*	135	205,421
Fidelity National Information Services Inc	2,930	204,543
Fiserv Inc*	3,044	420,620
Fortinet Inc*	3,519	277,192
Gartner Inc*	421	105,751
Hewlett Packard Enterprise Co	7,267	164,016
HP Inc	5,146	146,867
Intel Corp	23,779	579,019
International Business Machines Corp	5,036	1,226,216
Intuit Inc	1,515	1,010,505
Jack Henry & Associates Inc	412	67,263
KLA Corp	716	624,352
Lam Research Corp	6,932	694,240
Leidos Holdings Inc	697	126,101
Microchip Technology Inc	2,975	193,375
Micron Technology Inc	6,118	728,103
Microsoft Corp	40,281	20,409,980
Monolithic Power Systems Inc	267	223,148
MSCI Inc	431	244,687
NetApp Inc	1,157	130,498
NVIDIA Corp	132,169	23,021,187
NXP Semiconductors NV	1,387	325,737
ON Semiconductor Corp*	2,383	118,173
Oracle Corp	8,814	1,993,110
Palantir Technologies Inc*	11,257	1,764,084
Paychex Inc	1,773	247,254
Paycom Software Inc	272	61,785
PTC Inc*,#	681	145,394
QUALCOMM Inc	5,946	955,701
Roper Technologies Inc	593	312,102

See accompanying notes to financial statements.

S&P 500 Index FundPortfolio of Investments (Continued)8/31/25

Security Description	Shares	Value

Salesforce Inc	5,199	$1,332,244
Seagate Technology Holdings PLC	1,151	192,677
ServiceNow Inc*	1,121	1,028,473
Skyworks Solutions Inc	824	61,751
Super Micro Computer Inc*,#	2,880	119,635
Synopsys Inc*	1,002	604,727
Take-Two Interactive Software Inc*	923	215,308
Teradyne Inc	920	108,781
Texas Instruments Inc	4,923	996,809
Tyler Technologies Inc*	236	132,840
Western Digital Corp	1,916	153,931
Workday Inc*	1,184	273,291
Zebra Technologies Corp*	284	90,054
Total Technology		95,560,115

Utilities (2.36%)
The AES Corp	4,344	58,818
Alliant Energy Corp#	1,436	93,441
Ameren Corp	1,535	153,162
American Electric Power Co Inc	2,950	327,509
American Water Works Co Inc	1,101	158,005
Atmos Energy Corp	820	136,227
CenterPoint Energy Inc	3,692	139,225
CMS Energy Corp	1,687	120,739
Consolidated Edison Inc	1,938	190,370
Constellation Energy Corp	1,698	522,950

Security Description	Shares	Value

Dominion Energy Inc	4,701	$281,590
DTE Energy Co	1,170	159,881
Duke Energy Corp#	4,261	521,930
Edison International	2,166	121,578
Entergy Corp	2,414	212,649
Evergy Inc	1,272	90,643
Eversource Energy	2,050	131,344
Exelon Corp	5,561	242,904
FirstEnergy Corp	2,870	125,189
NextEra Energy Inc	11,156	803,790
NiSource Inc	2,445	103,350
NRG Energy Inc	1,059	154,148
PG&E Corp	12,108	185,010
Pinnacle West Capital Corp	669	59,782
PPL Corp#	4,085	148,980
Public Service Enterprise Group Inc	2,756	226,901
Sempra	3,504	289,290
The Southern Co	5,956	549,739
Vistra Corp	1,839	347,773
WEC Energy Group Inc#	1,770	188,523
Xcel Energy Inc	3,208	232,227
Total Utilities		7,077,667

Total Common Stock (Cost $93,724,704)		297,258,701

United States Treasury Bills (0.93%)
United States Treasury Bill, 0.000%, 09/18/25(a) (Cost $2,794,400)	2,800,000	2,794,705

Security Description	Shares	Value
Right (0.00%)
Sycamore Partners LLC*,(b) (Cost $2,128)	4,016	$2,128

Collateral Received for Securities on Loan (2.37%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.48% (Cost $7,128,959)	7,128,959	7,128,959

Total Investments (Cost $103,650,192) (102.27%)		$307,184,493
Liabilities in Excess of Other Assets (-2.27%)		(6,828,750)
Net Assets (100.00%)		$300,355,743

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2025.

(a)A portion of these securities, a total of $299,432, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $2,128.

Futures contracts at August 31, 2025:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
9 / SEP 2025 / Long / CME	$2,916,213	$2,912,738	$(3,475)

S&P MidCap Index FundPortfolio of Investments8/31/25

Security Description	Shares	Value

Common Stock (98.11%)

Basic Materials (3.31%)
Alcoa Corp	3,054	$98,308
Ashland Inc	1,690	94,894
Avient Corp	3,380	126,412
Axalta Coating Systems Ltd*	7,815	244,297
Cabot Corp	1,942	158,390
Carpenter Technology Corp	1,790	431,175
Cleveland-Cliffs Inc*	17,908	192,511
Commercial Metals Co	4,145	239,042
NewMarket Corp	274	226,587
Olin Corp	4,313	102,046
Reliance Inc	1,865	551,406
Royal Gold Inc	2,356	423,090
RPM International Inc	4,606	577,178
Westlake Corp	1,239	108,809
Total Basic Materials		3,574,145

Security Description	Shares	Value

Communications (2.23%)
Chewy Inc*	5,337	$218,604
Ciena Corp*	5,041	473,703
EchoStar Corp*	4,384	270,887
Frontier Communications Parent Inc*	7,861	291,486
Hims & Hers Health Inc*,#	6,782	287,218
Iridium Communications Inc	1,970	49,033
Maplebear Inc*	5,858	254,061
The New York Times Co	5,846	349,825
Nexstar Media Group Inc	1,034	211,484
Total Communications		2,406,301

Consumer, Cyclical (14.08%)
Abercrombie & Fitch Co*	797	74,543
Alaska Air Group Inc*	4,466	280,375
American Airlines Group Inc*	23,599	315,519
Aramark	9,498	371,467

Security Description	Shares	Value

Autoliv Inc	2,588	$321,093
AutoNation Inc*	882	193,229
Bath & Body Works Inc	7,682	224,391
BJ’s Wholesale Club Holdings Inc*	4,685	457,631
Boyd Gaming Corp	2,165	185,887
Brunswick Corp	2,441	155,223
Burlington Stores Inc*	2,228	647,635
Capri Holdings Ltd*	1,091	22,464
Casey’s General Stores Inc	1,320	652,766
Cava Group Inc*	2,885	194,882
Choice Hotels International Inc#	835	99,849
Churchill Downs Inc	2,644	274,262
Columbia Sportswear Co	573	31,928
Core & Main Inc*	6,713	434,465
Crocs Inc*	2,029	176,929
Dick’s Sporting Goods Inc	2,003	426,238
Dolby Laboratories Inc	2,207	158,198
FirstCash Holdings Inc	1,416	208,534

See accompanying notes to financial statements.

S&P MidCap Index FundPortfolio of Investments8/31/25

Security Description	Shares	Value

Five Below Inc*	1,951	$283,090
Floor & Decor Holdings Inc*	3,841	314,655
GameStop Corp*,#	9,124	204,469
The Gap Inc	7,538	165,911
Gentex Corp	8,067	225,957
The Goodyear Tire & Rubber Co*	10,210	86,581
Harley-Davidson Inc	4,115	119,829
Hilton Grand Vacations Inc*	2,048	97,321
Hyatt Hotels Corp	1,527	220,316
KB Home	2,461	156,397
Lear Corp	1,941	213,510
Light & Wonder Inc*	2,992	276,670
Lithia Motors Inc	950	319,846
Macy’s Inc	2,565	33,935
Marriott Vacations Worldwide Corp	1,178	92,061
Mattel Inc*	11,453	209,590
MSC Industrial Direct Co Inc	1,601	144,458
Murphy USA Inc	643	242,090
Ollie’s Bargain Outlet Holdings Inc*	2,218	281,331
Penske Automotive Group Inc	691	127,427
Planet Fitness Inc*	3,023	316,810
Polaris Inc	1,939	109,709
PVH Corp	1,711	144,272
RH*	534	120,508
The Scotts Miracle-Gro Co	1,544	94,524
Skechers USA Inc*	4,725	298,053
Somnigroup International Inc	6,373	535,013
Taylor Morrison Home Corp*	3,670	247,248
Texas Roadhouse Inc	2,366	408,253
Thor Industries Inc	1,627	178,319
Toll Brothers Inc	3,543	492,477
Travel + Leisure Co	2,426	153,347
Vail Resorts Inc	1,363	223,259
VF Corp	12,015	181,787
Visteon Corp	1,002	124,208
Warner Music Group Corp	5,238	174,687
Watsco Inc	1,235	496,939
The Wendy’s Co	6,134	65,082
WESCO International Inc	1,607	353,283
Whirlpool Corp#	1,984	184,810
Wingstop Inc	995	326,479
Wyndham Hotels & Resorts Inc	2,785	241,209
YETI Holdings Inc*	771	27,108
Total Consumer, Cyclical		15,220,336

Consumer, Non-Cyclical (14.49%)
Albertsons Cos Inc	14,477	281,722
API Group Corp*	12,900	460,272
Avantor Inc*	16,295	219,494
Avis Budget Group Inc*	300	47,469

Security Description	Shares	Value

BellRing Brands Inc*	4,550	$186,778
BioMarin Pharmaceutical Inc*	3,380	196,953
Bio-Rad Laboratories Inc*	690	205,537
The Boston Beer Co Inc*	312	68,980
The Brink’s Co	1,548	173,438
Bruker Corp	944	32,077
Celsius Holdings Inc*	5,523	347,286
Chemed Corp	536	245,461
Coca-Cola Consolidated Inc	1,830	214,549
Coty Inc*	12,121	51,878
Cytokinetics Inc*	1,997	70,554
Darling Ingredients Inc*	5,698	193,504
elf Beauty Inc*	2,000	250,000
Encompass Health Corp	3,609	439,432
The Ensign Group Inc	2,022	347,339
Euronet Worldwide Inc*	1,502	139,971
Exelixis Inc*	9,672	361,926
Flowers Foods Inc	7,245	108,965
FTI Consulting Inc*	1,194	201,356
Globus Medical Inc*	3,944	241,649
Graham Holdings Co	121	131,412
Grand Canyon Education Inc*	1,045	210,641
GXO Logistics Inc*	4,058	213,654
H&R Block Inc	4,748	239,062
Haemonetics Corp*	929	50,668
Halozyme Therapeutics Inc*	4,513	330,126
HealthEquity Inc*	3,104	277,280
Illumina Inc*	5,675	567,273
Ingredion Inc	2,288	296,388
Jazz Pharmaceuticals PLC*	2,171	277,345
Lantheus Holdings Inc*	2,496	137,030
LivaNova PLC*	2,011	113,360
ManpowerGroup Inc	1,736	73,606
The Marzetti Company	691	126,177
Masimo Corp*	1,592	222,418
Medpace Holdings Inc*	835	397,051
Morningstar Inc	970	254,547
Neurocrine Biosciences Inc*	3,572	498,651
Option Care Health Inc*	6,097	174,862
Paylocity Holding Corp*	1,546	277,090
Penumbra Inc*	1,378	375,698
Performance Food Group Co*	5,547	562,466
Perrigo Co PLC	2,419	57,427
Pilgrim’s Pride Corp	1,463	65,030
Post Holdings Inc*	1,639	185,453
RB Global Inc	6,541	749,206
Repligen Corp*	1,870	228,738
Roivant Sciences Ltd*	13,285	158,490
Service Corp International	5,115	405,364
Shift4 Payments Inc*,#	2,456	222,096
Sotera Health Co*	5,549	90,837
Sprouts Farmers Market Inc*	3,470	487,674
Tenet Healthcare Corp*	3,294	607,183
United Therapeutics Corp*	1,599	487,311

Security Description	Shares	Value

US Foods Holding Corp*	8,172	$634,147
Valvoline Inc*	4,553	176,565
WEX Inc*	1,263	216,415
Total Consumer, Non-Cyclical		15,665,331

Energy (3.49%)
Antero Midstream Corp	11,988	213,267
Antero Resources Corp*	10,261	327,531
Chord Energy Corp	2,117	232,637
CNX Resources Corp*	5,133	149,884
DT Midstream Inc	3,565	371,402
HF Sinclair Corp	5,487	279,179
Matador Resources Co	3,983	200,584
Murphy Oil Corp	4,673	116,171
NEXTracker Inc*	4,845	325,875
NOV Inc	13,509	179,535
Ovintiv Inc	8,899	374,826
PBF Energy Inc	1,738	47,482
Permian Resources Corp	21,796	311,465
Range Resources Corp	8,443	289,342
Valaris Ltd*	2,368	117,619
Viper Energy Inc	3,829	152,567
Weatherford International PLC	1,343	85,556
Total Energy		3,774,922

Financial (23.92%)
Banks (6.72%)
Associated Banc-Corp	5,947	160,391
Bank OZK	3,742	196,343
Cadence Bank	6,570	247,295
Columbia Banking System Inc	7,524	201,417
Comerica Inc	4,675	329,962
Commerce Bancshares Inc	4,373	270,864
Cullen/Frost Bankers Inc	2,278	293,930
East West Bancorp Inc	4,966	522,125
First Financial Bankshares Inc	4,562	169,570
First Horizon Corp	17,991	406,597
FNB Corp	12,913	215,518
Glacier Bancorp Inc	4,062	199,647
Hancock Whitney Corp	3,052	192,032
Home BancShares Inc	6,616	196,892
International Bancshares Corp	1,981	141,721
Old National Bancorp	11,315	259,000
Pinnacle Financial Partners Inc	2,741	266,480
Prosperity Bancshares Inc	3,379	233,590
Southstate Bank Corp	3,482	355,373
Synovus Financial Corp	5,016	258,876
Texas Capital Bancshares Inc*	1,632	141,282
UMB Financial Corp	2,414	294,267
United Bankshares Inc	4,844	185,719
Valley National Bancorp	16,910	176,879
Webster Financial Corp	5,966	371,205

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

Security Description	Shares	Value

Coherent Corp*	5,552	$502,289
Comfort Systems USA Inc	1,258	884,852
Crane Co	1,725	319,643
Crown Holdings Inc	4,152	412,626
Curtiss-Wright Corp	1,335	638,330
Donaldson Co Inc	4,300	342,581
Eagle Materials Inc	1,192	275,233
EMCOR Group Inc	1,587	983,932
EnerSys	1,398	143,505
Esab Corp	2,035	234,778
Exponent Inc	1,800	128,484
Fabrinet*	1,289	427,033
Flex Ltd*	13,590	728,696
Flowserve Corp	4,660	250,056
Fluor Corp*	5,840	239,557
Fortune Brands Innovations Inc	4,265	249,588
GATX Corp	1,273	214,259
Graco Inc	5,928	506,192
Graphic Packaging Holding Co	10,756	239,536
Hexcel Corp	2,878	181,746
ITT Inc	2,791	475,168
Kirby Corp*	2,036	197,899
Knife River Corp*	2,028	164,268
Knight-Swift Transportation Holdings Inc	5,800	254,620
Landstar System Inc	1,285	170,044
Lincoln Electric Holdings Inc	1,980	480,407
Littelfuse Inc	880	228,650
Louisiana-Pacific Corp	2,274	216,280
MasTec Inc*	2,205	400,626
The Middleby Corp*	1,931	264,257
MSA Safety Inc	1,406	239,864
Mueller Industries Inc	3,924	376,469
Novanta Inc*	1,274	148,306
nVent Electric PLC	5,919	535,018
Oshkosh Corp	2,331	324,871
Owens Corning	3,073	461,472
RBC Bearings Inc*	1,096	427,396
Regal Rexnord Corp	2,378	355,107
Ryder System Inc	1,507	282,593
Saia Inc*	933	276,597
Sensata Technologies Holding PLC	5,188	168,818
Silgan Holdings Inc	2,879	135,083
Simpson Manufacturing Co Inc	1,495	285,724
Sonoco Products Co	3,575	168,919
TD SYNNEX Corp	2,672	395,643
Terex Corp	2,474	123,552
Tetra Tech Inc	9,346	340,381
The Timken Co	2,291	176,934
TopBuild Corp*	1,007	423,705
The Toro Co	3,569	289,303
Trex Co Inc*	3,838	236,536
UFP Industries Inc	2,175	219,610
Universal Display Corp	1,581	219,111

Security Description	Shares	Value

Brixmor Property Group Inc	10,992	$307,666
COPT Defense Properties	4,160	119,725
Cousins Properties Inc	6,012	177,294
CubeSmart	8,022	328,260
EastGroup Properties Inc	1,774	300,799
EPR Properties	1,624	88,102
Equity LifeStyle Properties Inc	6,861	413,650
First Industrial Realty Trust Inc	4,743	249,482
Gaming and Leisure Properties Inc	9,830	471,938
Healthcare Realty Trust Inc	12,127	210,767
Independence Realty Trust Inc	8,314	150,567
Jones Lang LaSalle Inc*	1,699	519,163
Kilroy Realty Corp	3,417	142,113
Kite Realty Group Trust	7,870	179,593
Lamar Advertising Co	3,158	401,856
National Storage Affiliates Trust	2,552	82,251
NNN REIT Inc	6,734	288,956
Omega Healthcare Investors Inc	9,699	412,886
Park Hotels & Resorts Inc	1,911	22,473
PotlatchDeltic Corp	2,543	106,882
Rayonier Inc	4,880	128,246
Rexford Industrial Realty Inc	7,687	318,319
Sabra Health Care REIT Inc	8,392	160,371
STAG Industrial Inc	6,741	248,406
Starwood Property Trust Inc	11,362	230,308
Vornado Realty Trust	5,889	223,959
WP Carey Inc	7,840	526,064
		7,887,686

Total Financial		25,858,819

Industrial (23.45%)
AAON Inc	2,393	198,499
Acuity Inc	1,097	358,138
Advanced Drainage Systems Inc	2,533	364,676
AECOM	4,706	587,732
AeroVironment Inc*	1,129	272,484
AGCO Corp	2,219	240,074
Applied Industrial Technologies Inc	1,374	362,159
AptarGroup Inc	2,382	331,741
Arrow Electronics Inc*	1,888	238,511
ATI Inc*	5,060	392,352
Avnet Inc	2,974	162,291
Belden Inc	1,428	185,926
BWX Technologies Inc	3,284	532,139
Carlisle Cos Inc	1,530	590,412
Chart Industries Inc*	1,491	297,246
Clean Harbors Inc*	1,811	438,642
CNH Industrial NV	31,398	359,507
Cognex Corp	6,085	267,375

Security Description	Shares	Value

Western Alliance Bancorp	3,855	$345,215
Wintrust Financial Corp	2,358	323,730
Zions Bancorp NA	5,297	307,279
		7,263,199
Diversified Financial Service (4.25%)
Affiliated Managers Group Inc	1,008	226,619
Ally Financial Inc	9,847	404,219
Evercore Inc	1,268	407,725
Federated Hermes Inc	2,676	142,096
Hamilton Lane Inc	1,529	235,986
Houlihan Lokey Inc	1,924	383,357
Interactive Brokers Group Inc	15,448	961,484
Janus Henderson Group PLC	4,567	202,409
Jefferies Financial Group Inc	5,830	378,076
SEI Investments Co	3,419	301,829
SLM Corp	7,625	238,510
Stifel Financial Corp	3,675	423,691
Voya Financial Inc	3,447	258,835
The Western Union Co	3,124	27,085
		4,591,921
Insurance (5.21%)
American Financial Group Inc	2,567	348,753
Brighthouse Financial Inc*	2,159	102,034
CNO Financial Group Inc	3,604	142,250
Equitable Holdings Inc	10,778	574,036
Essent Group Ltd	3,596	225,613
Fidelity National Financial Inc	9,221	552,061
First American Financial Corp	3,653	241,098
The Hanover Insurance Group Inc	1,290	223,789
Kemper Corp	2,130	114,275
Kinsale Capital Group Inc	794	363,215
MGIC Investment Corp	8,421	234,356
Old Republic International Corp	8,065	322,358
Primerica Inc	1,198	322,669
Reinsurance Group of America Inc	2,336	455,029
RenaissanceRe Holdings Ltd	1,747	424,504
RLI Corp	2,958	200,345
Ryan Specialty Holdings Inc	3,774	213,344
Selective Insurance Group Inc	2,183	170,776
Unum Group	5,689	397,434
		5,627,939
Private Equity (0.45%)
The Carlyle Group Inc	7,560	488,074

Real Estate (7.30%)
Agree Realty Corp	3,709	269,793
American Homes 4 Rent	11,365	407,094
Annaly Capital Management Inc	18,910	400,703

S&P MidCap Index FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

Security Description	Shares	Value

Utilities (2.74%)
ALLETE Inc	2,053	$131,700
Black Hills Corp	2,592	155,028
Essential Utilities Inc	9,051	357,605
IDACORP Inc	1,908	238,691
National Fuel Gas Co	3,244	281,385
New Jersey Resources Corp	3,668	173,460
Northwestern Energy Group Inc	2,175	125,084
OGE Energy Corp	7,128	318,336
ONE Gas Inc	2,009	153,689
Ormat Technologies Inc	2,058	189,110
Portland General Electric Co	3,906	167,099
Southwest Gas Holdings Inc	2,137	170,704
Spire Inc	2,139	163,847
TXNM Energy Inc	3,231	183,004
UGI Corp	4,577	158,547
Total Utilities		2,967,289

Total Common Stock (Cost $63,933,621)		106,052,041

United States Treasury Bills (1.85%)
United States Treasury Bill, 0.000%, 09/18/25(a) (Cost $1,996,008)	2,000,000	1,996,218

Collateral Received for Securities on Loan (4.58%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.48% (Cost $736,899)	736,899	736,899

Total Investments (Cost $66,666,528) (100.64%)		$108,785,158
Liabilities in Excess of Other Assets (-0.64%)		(685,033)
Net Assets (100.00%)		$108,100,125

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2025.

(a)A portion of these securities, a total of $199,622, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2025:
Contracts - $100 times premium / delivery month / commitment / exchange
S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
6 / SEP 2025 / Long / CME	$1,962,940	$1,955,100	$(7,840)

Security Description	Shares	Value

Valmont Industries Inc	710	$260,655
Vontier Corp	5,327	228,582
Watts Water Technologies Inc	970	268,593
Woodward Inc	2,105	519,556
XPO Inc*	4,057	526,193
Total Industrial		25,349,630

Technology (10.39%)
Allegro MicroSystems Inc*	4,884	150,671
Amkor Technology Inc	4,077	98,623
Appfolio Inc*	824	228,561
ASGN Inc*	1,567	85,010
BILL Holdings Inc*	435	20,193
Blackbaud Inc*	1,362	90,859
CACI International Inc*	795	381,377
Cirrus Logic Inc*	1,904	217,418
Commvault Systems Inc*	1,576	294,153
Concentrix Corp	1,682	88,742
Crane NXT Co	1,744	104,169
Docusign Inc*	7,166	549,346
Doximity Inc*	4,662	316,736
Dropbox Inc*	6,997	203,333
Duolingo Inc*	1,340	399,132
Dynatrace Inc*	10,725	542,685
Entegris Inc	5,422	454,038
ExlService Holdings Inc*	5,777	252,917
Genpact Ltd	5,826	264,151
Guidewire Software Inc*	2,962	642,813
IPG Photonics Corp*	957	78,302
KBR Inc	4,726	238,474
Kyndryl Holdings Inc*	8,341	265,160
Lattice Semiconductor Corp*	4,954	328,847
Lumentum Holdings Inc*	2,454	325,916
MACOM Technology Solutions Holdings Inc*	2,107	270,012
Manhattan Associates Inc*	2,193	472,460
Maximus Inc	2,048	180,060
MKS Inc	2,387	246,673
Okta Inc*	5,803	538,344
Onto Innovation Inc*	1,752	185,712
Parsons Corp*	1,674	134,087
Pegasystems Inc	3,176	172,171
Power Integrations Inc	1,051	47,400
Pure Storage Inc*	11,103	861,704
Qualys Inc*	1,297	176,146
Rambus Inc*	3,780	278,851
Science Applications International Corp	1,672	196,794
Silicon Laboratories Inc*	1,151	154,637
Synaptics Inc*	1,390	97,105
Twilio Inc*	5,369	567,020
ZoomInfo Technologies Inc*	3,162	34,466
Total Technology		11,235,268

See accompanying notes to financial statements.

S&P SmallCap Index FundPortfolio of Investments8/31/25

Security Description	Shares	Value

Common Stock (99.06%)

Basic Materials (4.13%)
AdvanSix Inc	1,043	$22,383
Balchem Corp	1,188	192,563
Celanese Corp	4,057	193,235
Century Aluminum Co*	2,029	45,308
The Chemours Co#	5,552	85,501
Element Solutions Inc	5,788	148,867
FMC Corp	4,639	181,385
Hawkins Inc	679	113,617
HB Fuller Co	2,020	123,321
Ingevity Corp*	1,383	80,740
Innospec Inc	911	79,794
Kaiser Aluminum Corp	606	47,189
Koppers Holdings Inc	801	23,213
Minerals Technologies Inc	1,223	80,045
MP Materials Corp*	4,488	319,276
Quaker Chemical Corp	488	70,794
Rogers Corp*	646	50,685
Sensient Technologies Corp	1,574	178,586
Stepan Co	805	40,274
Sylvamo Corp	1,246	57,478
Total Basic Materials		2,134,254

Communications (4.27%)
A10 Networks Inc	2,694	47,711
Angi Inc*	1,449	25,676
Cable One Inc	191	30,843
Calix Inc*	2,139	127,164
Cargurus Inc*	3,039	105,149
Cars.com Inc*	2,248	29,336
Cogent Communications Holdings Inc	1,530	58,492
ePlus Inc	994	71,936
Etsy Inc*	3,790	200,908
Extreme Networks Inc*	4,783	102,261
Gogo Inc*	2,174	23,871
Harmonic Inc*	4,401	42,338
HealthStream Inc	938	26,339
IAC Inc*	2,368	86,716
InterDigital Inc	931	252,962
Lumen Technologies Inc*	36,782	182,807
QuinStreet Inc*	2,158	33,837
Scholastic Corp	975	25,019
Shenandoah Telecommunications Co	1,790	23,718
Sprinklr Inc*	4,052	35,009
TEGNA Inc	5,987	126,924
Telephone and Data Systems Inc	3,624	145,286
TripAdvisor Inc*	4,275	74,471
Viasat Inc*	3,060	98,930
Viavi Solutions Inc*	8,051	90,815
Yelp Inc*	2,445	77,311
Ziff Davis Inc*	1,562	59,684
Total Communications		2,205,513

Security Description	Shares	Value

Consumer, Cyclical (14.69%)
Academy Sports & Outdoors Inc	2,389	$127,931
Acushnet Holdings Corp#	949	72,741
Adient PLC*	3,042	75,442
Advance Auto Parts Inc	2,150	131,129
Allegiant Travel Co*	568	35,591
American Axle & Manufacturing Holdings Inc*	4,591	26,720
American Eagle Outfitters Inc	5,730	74,146
Asbury Automotive Group Inc*	716	180,103
BJ’s Restaurants Inc*	847	28,425
Bloomin’ Brands Inc	2,953	21,705
Boot Barn Holdings Inc*	1,130	200,880
BorgWarner Inc	7,926	338,916
Brinker International Inc*	1,623	253,156
The Buckle Inc	1,123	63,551
Caleres Inc	1,555	23,325
Carter’s Inc	1,381	39,441
Cavco Industries Inc*	292	154,903
Century Communities Inc	1,049	69,108
Champion Homes Inc*	1,958	147,751
The Cheesecake Factory Inc	1,656	101,778
Cinemark Holdings Inc#	3,625	93,525
Cracker Barrel Old Country Store Inc	828	49,531
Dana Inc	3,349	67,516
Dave & Buster’s Entertainment Inc*	1,126	28,904
Dorman Products Inc*	1,009	163,246
Dream Finders Homes Inc*	1,080	30,013
Ethan Allen Interiors Inc	836	24,670
Foot Locker Inc*	2,986	73,754
Fox Factory Holding Corp*	1,574	45,536
Freshpet Inc*	1,803	100,643
Gentherm Inc*	1,122	41,256
G-III Apparel Group Ltd*	1,546	41,742
GMS Inc*	1,419	155,991
Golden Entertainment Inc	829	20,617
Green Brick Partners Inc*	1,088	75,986
Group 1 Automotive Inc	455	211,475
Hanesbrands Inc*	12,701	80,143
HNI Corp	1,672	75,140
Installed Building Products Inc	818	214,169
Interface Inc	2,276	60,815
JetBlue Airways Corp*	11,648	62,317
Kohl’s Corp#	4,034	60,752
Kontoor Brands Inc	1,844	142,449
La-Z-Boy Inc	1,503	55,566
LCI Industries	922	97,197
Leggett & Platt Inc	4,913	47,214
LGI Homes Inc*	739	45,751
M/I Homes Inc*	962	141,664

Security Description	Shares	Value

Madison Square Garden Sports Corp*	607	$120,089
MarineMax Inc*	678	17,865
Meritage Homes Corp	2,645	205,490
MillerKnoll Inc	2,433	51,361
Monarch Casino & Resort Inc	483	50,391
National Vision Holdings Inc*	2,998	68,774
Newell Brands Inc	15,586	92,269
OPENLANE Inc*	3,872	111,978
Oxford Industries Inc	559	24,624
Papa John’s International Inc	1,274	62,057
Patrick Industries Inc	1,228	137,352
PC Connection Inc	428	27,482
Penn Entertainment Inc*	5,373	108,696
Phinia Inc	1,492	87,252
PriceSmart Inc	916	98,250
Pursuit Attractions and Hospitality Inc*	790	29,467
Resideo Technologies Inc*	5,373	182,951
Rush Enterprises Inc	2,278	130,757
Sally Beauty Holdings Inc*	4,008	55,551
ScanSource Inc*	746	32,563
Shake Shack Inc*	1,479	156,774
Shoe Carnival Inc	840	17,556
Signet Jewelers Ltd	1,540	135,597
Six Flags Entertainment Corp*	3,446	78,190
SkyWest Inc*	1,490	180,886
Sonic Automotive Inc	556	45,698
Sonos Inc*	4,735	65,911
Standard Motor Products Inc	766	29,728
Steven Madden Ltd	2,616	75,969
Topgolf Callaway Brands Corp*	5,130	49,043
Tri Pointe Homes Inc*	3,256	115,034
UniFirst Corp	548	97,445
Urban Outfitters Inc*	2,091	140,264
Victoria’s Secret & Co*	3,057	70,372
Winnebago Industries Inc	1,130	40,657
Wolverine World Wide Inc	2,980	95,181
XPEL Inc*	828	30,768
Total Consumer, Cyclical		7,594,616

Consumer, Non-Cyclical (16.63%)
ABM Industries Inc	2,311	113,632
ACADIA Pharmaceuticals Inc*	4,462	115,967
AdaptHealth Corp*	3,607	34,230
Addus HomeCare Corp*	681	78,431
ADMA Biologics Inc*	8,568	147,884
Adtalem Global Education Inc*	1,290	168,926
Alarm.com Holdings Inc*	1,807	105,944

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

Security Description	Shares	Value

Universal Corp	960	$53,712
Upbound Group Inc	1,962	49,854
US Physical Therapy Inc	588	48,739
Veracyte Inc*	2,846	86,348
Vericel Corp*	1,914	69,593
Verra Mobility Corp*	5,726	142,291
Vir Biotechnology Inc*	3,582	17,695
WD-40 Co	503	108,668
WillScot Holdings Corp	5,777	140,034
WK Kellogg Co	2,583	59,202
Xencor Inc*	2,742	22,292
Total Consumer, Non-Cyclical		8,597,643

Energy (4.17%)
Alpha Metallurgical Resources Inc*	426	63,555
Archrock Inc	5,711	141,404
Atlas Energy Solutions Inc#	2,364	27,682
Bristow Group Inc*	892	34,351
California Resources Corp	2,605	129,416
Comstock Resources Inc*	3,283	52,955
Core Laboratories Inc	2,054	23,642
Core Natural Resources Inc	1,839	136,564
Crescent Energy Co	5,988	57,126
DNOW Inc*	4,029	64,464
Helix Energy Solutions Group Inc*	5,581	36,779
Helmerich & Payne Inc	3,561	74,389
Liberty Energy Inc	5,869	66,026
Magnolia Oil & Gas Corp	6,714	167,044
Northern Oil & Gas Inc	3,630	94,961
Oceaneering International Inc*	3,663	89,377
Par Pacific Holdings Inc*	1,852	64,153
Patterson-UTI Energy Inc	12,876	74,810
Peabody Energy Corp	4,440	77,256
ProPetro Holding Corp*	1,584	8,078
REX American Resources Corp*	565	35,352
SM Energy Co	4,242	121,109
SolarEdge Technologies Inc*,#	2,118	71,631
SunCoke Energy Inc	3,134	24,194
Sunrun Inc*	8,541	136,400
Talos Energy Inc*	4,854	47,958
Tidewater Inc*	1,654	99,571
Vital Energy Inc*	1,053	18,764
Warrior Met Coal Inc	1,887	115,371
Total Energy		2,154,382

Financial (27.20%)
Banks (7.80%)
Ameris Bancorp	2,317	169,790
Atlantic Union Bankshares Corp	3,379	120,732
BancFirst Corp	707	94,010
The Bancorp Inc*	1,677	127,854
Bank of Hawaii Corp	1,513	103,066

Security Description	Shares	Value

Interparfums Inc	650	$74,711
J & J Snack Foods Corp	606	67,611
John B Sanfilippo & Son Inc	404	26,220
John Wiley & Sons Inc	1,609	65,293
Korn Ferry	1,916	142,052
Krystal Biotech Inc*	940	138,838
LeMaitre Vascular Inc	798	76,101
Ligand Pharmaceuticals Inc*	684	110,610
Matthews International Corp	1,194	29,337
Merit Medical Systems Inc*	2,130	192,850
MGP Ingredients Inc	549	16,234
Mister Car Wash Inc*	3,644	20,807
Monro Inc	1,416	23,477
Myriad Genetics Inc*	3,903	24,862
National Beverage Corp*	883	37,130
National HealthCare Corp	481	54,584
Neogen Corp*	7,336	42,182
NeoGenomics Inc*	5,020	44,076
Omnicell Inc*	1,796	58,532
Organon & Co	9,570	90,149
Owens & Minor Inc*	2,885	14,137
Pacira BioSciences Inc*	1,566	41,765
Payoneer Global Inc*	9,883	68,687
Pediatrix Medical Group Inc*	3,218	55,382
Perdoceo Education Corp	2,410	78,903
Premier Inc	2,957	76,586
Prestige Consumer Healthcare Inc*	1,840	125,194
Privia Health Group Inc*	3,773	86,930
PROG Holdings Inc	1,449	51,063
Progyny Inc*	2,753	65,164
Protagonist Therapeutics Inc*	2,250	132,863
Quanex Building Products Corp	1,564	33,266
QuidelOrtho Corp*	2,086	59,847
RadNet Inc*	2,361	169,425
Robert Half Inc	3,732	139,278
Select Medical Holdings Corp	4,113	53,510
The Simply Good Foods Co*	3,498	100,148
SpartanNash Co	1,254	33,607
STAAR Surgical Co*	1,830	50,069
Strategic Education Inc	889	72,320
Stride Inc*	1,541	251,476
Supernus Pharmaceuticals Inc*	2,152	97,098
Tandem Diabetes Care Inc*	2,401	30,037
Teleflex Inc	1,606	203,014
TG Therapeutics Inc*	4,837	141,869
TransMedics Group Inc*	1,227	141,056
TreeHouse Foods Inc*	1,740	31,912
UFP Technologies Inc*	284	59,685
United Natural Foods Inc*	2,298	64,987

Security Description	Shares	Value

Alkermes PLC*	5,945	$172,227
AMN Healthcare Services Inc*	1,437	29,861
Amphastar Pharmaceuticals Inc*	1,482	45,379
The Andersons Inc	1,254	51,289
ANI Pharmaceuticals Inc*	626	58,531
Arcus Biosciences Inc*	2,383	25,236
Arlo Technologies Inc*	3,668	63,860
Arrowhead Pharmaceuticals Inc*	4,765	104,973
Artivion Inc*	1,472	64,665
Astrana Health Inc*	1,622	51,839
Avanos Medical Inc*	2,108	25,170
Azenta Inc*	1,720	52,529
BioLife Solutions Inc*	1,405	35,195
Cal-Maine Foods Inc	1,512	174,848
Catalyst Pharmaceuticals Inc*	4,268	87,878
Central Garden & Pet Co*	1,773	58,562
Certara Inc*	4,198	45,506
The Chefs’ Warehouse Inc*	1,338	84,481
Collegium Pharmaceutical Inc*	1,258	48,810
Concentra Group Holdings Parent Inc	3,319	78,992
CONMED Corp	1,202	65,341
Corcept Therapeutics Inc*	3,379	235,584
CoreCivic Inc*	4,016	81,444
CorVel Corp*	1,005	89,495
Cytek Biosciences Inc*	4,159	17,218
Deluxe Corp	1,636	32,164
Dynavax Technologies Corp*	4,011	40,591
Edgewell Personal Care Co	1,894	45,494
Embecta Corp	2,125	30,770
Enovis Corp*	2,144	66,250
EVERTEC Inc	2,422	86,417
Fresh Del Monte Produce Inc	1,267	45,967
The GEO Group Inc*	5,057	104,882
Glaukos Corp*	2,015	193,077
Grocery Outlet Holding Corp*	3,620	65,558
Harmony Biosciences Holdings Inc*	1,410	52,015
Healthcare Services Group Inc*	2,715	42,381
Heidrick & Struggles International Inc	770	39,124
Helen of Troy Ltd*	890	21,850
Hertz Global Holdings Inc*	4,505	25,814
ICU Medical Inc*	854	109,022
Innoviva Inc*	2,079	42,474
Inspire Medical Systems Inc*	1,096	102,684
Integer Holdings Corp*	1,246	134,406
Integra LifeSciences Holdings Corp*	2,605	39,414

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

Security Description	Shares	Value

Armada Hoffler Properties Inc	3,138	$22,845
ARMOUR Residential REIT Inc	2,976	45,563
Blackstone Mortgage Trust Inc	6,376	124,715
Brandywine Realty Trust	6,521	27,779
CareTrust REIT Inc	6,561	225,762
Centerspace	663	39,449
Curbline Properties Corp	3,500	78,855
Cushman & Wakefield PLC*	7,831	123,495
DiamondRock Hospitality Co	8,094	69,285
Douglas Emmett Inc	6,121	99,221
Easterly Government Properties Inc	1,500	34,335
Ellington Financial Inc	3,507	47,835
Elme Communities	3,350	57,218
Essential Properties Realty Trust Inc	6,621	207,370
eXp World Holdings Inc#	3,302	35,761
Four Corners Property Trust Inc	3,618	93,670
Franklin BSP Realty Trust Inc	3,116	35,990
Getty Realty Corp	1,834	52,434
Global Net Lease Inc	5,985	47,102
Highwoods Properties Inc	3,934	124,039
Innovative Industrial Properties Inc	1,070	60,626
JBG SMITH Properties	2,821	60,482
Kennedy-Wilson Holdings Inc	4,615	40,612
KKR Real Estate Finance Trust Inc	2,207	21,253
LTC Properties Inc	1,681	61,357
LXP Industrial Trust	11,213	101,814
The Macerich Co	8,435	155,204
Marcus & Millichap Inc	879	28,647
Medical Properties Trust Inc	22,312	100,404
Millrose Properties Inc	4,469	157,800
NexPoint Residential Trust Inc	954	32,923
Outfront Media Inc	4,993	93,269
Pebblebrook Hotel Trust	3,747	41,742
PennyMac Mortgage Investment Trust	3,307	40,709
Phillips Edison & Co Inc	4,576	161,029
Ready Capital Corp	4,920	20,959
Redwood Trust Inc	5,524	33,807
Ryman Hospitality Properties Inc	1,873	185,034
Safehold Inc	1,280	21,069
SITE Centers Corp	1,910	23,455
SL Green Realty Corp	2,531	143,989
The St Joe Co	1,443	72,814
Summit Hotel Properties Inc	5,009	27,449
Sunstone Hotel Investors Inc	7,281	69,024

Security Description	Shares	Value

Bread Financial Holdings Inc	1,671	$110,603
Cohen & Steers Inc	1,012	74,746
Enact Holdings Inc	1,038	39,081
Encore Capital Group Inc*	902	37,740
Enova International Inc*	959	116,327
Moelis & Co	2,623	189,145
Mr Cooper Group Inc*	2,305	434,560
Navient Corp	2,615	35,852
Piper Sandler Cos	588	196,269
PJT Partners Inc	866	155,014
PRA Group Inc*	1,730	29,566
Radian Group Inc	4,882	170,284
StepStone Group Inc	2,167	134,484
StoneX Group Inc*	1,583	161,735
Victory Capital Holdings Inc	1,713	122,103
Virtu Financial Inc	3,002	125,844
Virtus Investment Partners Inc	259	52,170
WisdomTree Inc	4,321	58,809
		2,780,381
Insurance (3.22%)
AMERISAFE Inc	707	32,649
Assured Guaranty Ltd	1,656	136,123
Employers Holdings Inc	969	41,919
Genworth Financial Inc*	14,886	127,573
Goosehead Insurance Inc	884	74,884
HCI Group Inc	329	54,848
Horace Mann Educators Corp	1,592	73,200
Jackson Financial Inc	2,596	256,485
Lincoln National Corp	6,227	267,325
Mercury General Corp	954	73,773
NMI Holdings Inc*	2,915	114,705
Palomar Holdings Inc*	969	119,206
ProAssurance Corp*	1,867	44,453
Safety Insurance Group Inc	576	42,630
SiriusPoint Ltd*	3,428	64,172
Stewart Information Services Corp	1,080	78,667
Trupanion Inc*	1,300	60,268
		1,662,880
Investment Companies (0.78%)
Cleanspark Inc*,#	10,331	97,835
HA Sustainable Infrastructure Capital Inc	4,311	121,743
MARA Holdings Inc*	11,494	183,674
		403,252
Real Estate (8.43%)
Acadia Realty Trust	4,113	82,301
Alexander & Baldwin Inc	2,836	54,848
American Assets Trust Inc	1,855	38,770
Apollo Commercial Real Estate Finance Inc	4,907	51,965
Apple Hospitality REIT Inc	8,157	106,530
Arbor Realty Trust Inc	7,181	85,741

Security Description	Shares	Value

BankUnited Inc	2,732	$107,067
Banner Corp	1,249	83,720
Cathay General Bancorp	2,518	125,673
Central Pacific Financial Corp	989	30,975
City Holding Co	520	66,810
Community Financial System Inc	1,925	115,288
Customers Bancorp Inc*	1,055	75,633
CVB Financial Corp	4,652	93,645
Dime Community Bancshares Inc	1,423	43,771
Eagle Bancorp Inc	1,094	21,245
FB Financial Corp	1,366	73,327
First BanCorp/Puerto Rico	6,018	133,780
First Bancorp/Southern Pines NC	1,487	81,175
First Commonwealth Financial Corp	3,985	70,734
First Financial Bancorp	3,491	92,442
First Hawaiian Inc	4,698	121,913
Fulton Financial Corp	6,729	132,292
Hanmi Financial Corp	1,174	29,538
Heritage Financial Corp	1,300	31,772
Hilltop Holdings Inc	1,801	63,179
Hope Bancorp Inc	4,715	52,478
Independent Bank Corp	1,553	111,055
Lakeland Financial Corp	996	68,176
National Bank Holdings Corp	1,406	55,143
NBT Bancorp Inc	1,842	81,545
OFG Bancorp	1,678	75,091
Park National Corp	553	94,989
Pathward Financial Inc	886	70,410
Preferred Bank	415	39,176
Renasant Corp	2,400	93,912
S&T Bancorp Inc	1,494	59,028
Seacoast Banking Corp of Florida	3,224	100,299
ServisFirst Bancshares Inc	1,865	164,400
Simmons First National Corp	4,593	95,443
Southside Bancshares Inc	1,075	33,583
Stellar Bancorp Inc	1,704	52,688
Tompkins Financial Corp	472	33,106
Triumph Financial Inc*	855	52,574
TrustCo Bank Corp NY	742	29,524
Trustmark Corp	2,211	89,037
United Community Banks Inc	4,411	147,327
Veritex Holdings Inc	2,123	72,925
Walker & Dunlop Inc	1,172	99,679
Westamerica BanCorp	1,042	52,110
		4,033,129
Diversified Financial Service (5.38%)
Acadian Asset Management Inc	1,085	55,302
Air Lease Corp	3,733	224,764
Artisan Partners Asset Management Inc	2,539	118,800
BGC Group Inc	13,984	137,183

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

Security Description	Shares	Value

Technology (7.55%)
ACI Worldwide Inc*	3,893	$192,120
Adeia Inc	4,253	63,965
Agilysys Inc*	839	91,552
Alpha & Omega Semiconductor Ltd*	927	26,670
Amentum Holdings Inc*	4,826	120,409
Axcelis Technologies Inc*	1,227	98,209
BlackLine Inc*	1,896	103,086
Box Inc*	5,208	169,937
Clear Secure Inc	3,313	120,295
Cohu Inc*	1,950	38,805
CSG Systems International Inc	1,009	64,737
Digi International Inc*	1,375	47,740
DigitalOcean Holdings Inc*	2,256	73,591
Diodes Inc*	1,764	96,023
Donnelley Financial Solutions Inc*	986	55,975
DoubleVerify Holdings Inc*	5,089	82,798
DXC Technology Co*	6,562	94,821
FormFactor Inc*	2,911	84,972
Grid Dynamics Holdings Inc*	2,423	20,087
Impinj Inc*	845	158,412
Insight Enterprises Inc*	1,029	133,935
Kulicke & Soffa Industries Inc	1,895	71,063
LiveRamp Holdings Inc*	2,484	69,353
MaxLinear Inc*	2,880	45,274
N-able Inc*	2,748	22,149
NCR Atleos Corp*	2,638	104,518
NCR Voyix Corp*	5,336	70,328
NetScout Systems Inc*	2,758	68,647
PDF Solutions Inc*	1,379	28,201
Penguin Solutions Inc*	1,860	44,882
Photronics Inc*	2,474	56,086
Pitney Bowes Inc	6,063	73,484
Progress Software Corp	1,571	72,722
Qorvo Inc*	3,385	307,015
Sandisk Corp*	4,213	221,056
Schrodinger Inc/United States*	2,104	41,049
Semtech Corp*	3,113	180,834
SiTime Corp*	646	156,119
SPS Commerce Inc*	1,402	154,641
Teradata Corp*	3,556	74,605
Ultra Clean Holdings Inc*	1,855	44,557
Veeco Instruments Inc*	2,331	57,156
Total Technology		3,901,878

Utilities (2.13%)
American States Water Co	1,381	102,926
Avista Corp	2,926	106,916
California Water Service Group	2,246	105,405
Chesapeake Utilities Corp	832	102,819
Clearway Energy Inc - Class C	3,128	93,246

Security Description	Shares	Value

Forward Air Corp*	746	$22,402
Franklin Electric Co Inc	1,460	142,876
Frontdoor Inc*	2,643	160,562
Gates Industrial Corp PLC*	7,814	199,726
Gibraltar Industries Inc*	1,145	71,666
Granite Construction Inc	1,614	173,909
The Greenbrier Cos Inc	1,215	56,655
Griffon Corp	1,442	109,823
Hayward Holdings Inc*	5,369	86,334
Hillenbrand Inc	2,742	69,619
Hub Group Inc	2,220	83,072
Ichor Holdings Ltd*	1,323	22,293
International Seaways Inc	737	33,475
Itron Inc*	1,675	205,925
JBT Marel Corp	1,688	241,874
Kadant Inc#	425	137,394
Kennametal Inc	2,738	58,675
Knowles Corp*	3,123	66,676
Kratos Defense & Security Solutions Inc*	5,539	364,688
Lindsay Corp	425	58,323
Marten Transport Ltd	2,137	25,302
Masterbrand Inc*	4,962	63,067
Materion Corp	747	82,768
Matson Inc	1,203	125,172
Mercury Systems Inc*	1,838	124,157
Mesa Laboratories Inc	196	13,279
Moog Inc	1,016	198,984
Mueller Water Products Inc	4,316	113,770
MYR Group Inc*	589	110,302
O-I Glass Inc*	5,632	73,160
OSI Systems Inc*	566	130,208
Plexus Corp*	1,004	137,558
Powell Industries Inc	338	89,962
Proto Labs Inc*	949	47,270
Ralliant Corp*	4,094	171,170
RXO Inc*	5,000	81,650
Sanmina Corp*	1,943	228,341
Schneider National Inc	1,836	45,386
Sealed Air Corp	5,414	175,793
SPX Technologies Inc*	1,694	316,964
Standex International Corp	462	94,280
Sterling Infrastructure Inc*	1,092	304,151
Sturm Ruger & Co Inc	623	21,599
Tennant Co	738	60,546
Trinity Industries Inc	3,084	87,647
TTM Technologies Inc*	3,695	164,686
Uniti Group Inc*	5,748	36,212
Vicor Corp*	898	45,897
Vishay Intertechnology Inc	4,316	66,725
Werner Enterprises Inc	2,413	69,615
World Kinect Corp	2,105	56,435
Worthington Enterprises Inc	1,172	77,118
Worthington Steel Inc	1,357	45,188
Zurn Elkay Water Solutions Corp	5,076	230,247
Total Industrial		9,468,222

Security Description	Shares	Value

Tanger Inc	4,012	$137,130
Terreno Realty Corp	3,647	210,687
Two Harbors Investment Corp	3,852	38,520
Urban Edge Properties	4,738	98,029
Veris Residential Inc	3,077	48,401
Xenia Hotels & Resorts Inc	3,982	56,266
		4,357,382
Savings&Loans (1.59%)
Axos Financial Inc*	1,923	175,397
Banc of California Inc	4,597	77,781
Beacon Financial Corp	1,648	43,062
Brookline Bancorp Inc	3,392	37,142
Capitol Federal Financial Inc	4,612	29,886
Northwest Bancshares Inc	4,974	62,921
Pacific Premier Bancorp Inc	3,495	85,593
Provident Financial Services Inc	4,968	98,565
WaFd Inc	2,879	90,545
WSFS Financial Corp	2,039	118,853
		819,745

Total Financial		14,056,769

Industrial (18.31%)
AAR Corp*	1,316	99,569
Advanced Energy Industries Inc	1,352	202,367
Alamo Group Inc	375	79,298
Albany International Corp	1,134	72,020
American Woodmark Corp*	608	39,259
Apogee Enterprises Inc	856	37,643
ArcBest Corp	822	60,631
Arcosa Inc	1,812	179,297
Armstrong World Industries Inc	1,559	305,205
Astec Industries Inc	833	38,560
AZZ Inc	1,105	124,743
Badger Meter Inc	1,075	196,639
Benchmark Electronics Inc	1,410	57,232
Boise Cascade Co	1,351	117,537
Brady Corp	1,616	126,177
Cactus Inc	2,436	102,190
CSW Industrials Inc	623	170,415
CTS Corp	1,185	50,351
Dorian LPG Ltd	1,330	42,533
DXP Enterprises Inc*	499	62,315
Dycom Industries Inc*	1,033	260,802
Energizer Holdings Inc	2,551	70,306
Enerpac Tool Group Corp	1,988	84,172
Enpro Inc	775	169,547
Enviri Corp*,#	3,023	34,160
ESCO Technologies Inc	927	186,244
Everus Construction Group Inc*	1,863	146,134
Federal Signal Corp	2,214	272,300

S&P SmallCap Index FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

Futures contracts at August 31, 2025:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 E-MINI	Notional Amount	Value	Unrealized Appreciation
4 / SEP 2025 / Long / CME	$461,275	$473,960	$12,685

*Non-income producing security.

#Loaned security; a portion of the security is on loan at August 31, 2025.

(a)A portion of these securities, a total of $99,811, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets.
The total value of the fair value securities is $0.

Security Description	Shares	Value

Clearway Energy Inc - Class A	1,351	$38,085
H2O America	1,162	58,530
MDU Resources Group Inc	7,700	125,433
MGE Energy Inc	1,345	114,527
Middlesex Water Co	674	36,086
Northwest Natural Holding Co	1,515	62,918
Otter Tail Corp	1,529	128,421
Unitil Corp	603	28,317
Total Utilities		1,103,629

Total Common Stock (Cost $36,303,338)		51,216,906

United States Treasury Bills (0.97%)
United States Treasury Bill, 0.000%, 09/18/25(a) (Cost $498,999)	500,000	499,054

Right (0.00%)
OmniAb Inc -15*,(b)	401	—
OmniAb Inc -12.5*,(b)	401	—
Total Right (Cost $0)		—

Collateral Received for Securities on Loan (1.04%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.48% (Cost $726,346)	726,346	726,346

Total Investments (Cost $37,528,683) (101.43%)		$52,442,306
Liabilities in Excess of Other Assets (-1.43%)		(738,817)
Net Assets (100.00%)		$51,703,489

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments8/31/25

Security Description	Shares	Value
Common Stock (93.62%)

Basic Materials (1.95%)
CF Industries Holdings Inc(a)	67,800	$5,873,514
Linde PLC(a)	20,600	9,852,774
Newmont Corp(a)	47,100	3,504,240
Total Basic Materials		19,230,528

Communications (18.49%)
Alphabet Inc(a)	113,000	24,058,830
Amazon.com Inc*,(a)	63,800	14,610,200
Arista Networks Inc*,(a)	127,900	17,464,745
AT&T Inc(a)	388,400	11,376,236
Booking Holdings Inc(a)	1,600	8,958,480
Cisco Systems Inc(a)	210,900	14,571,081
Comcast Corp(a)	334,400	11,359,568
Corning Inc(a)	76,600	5,134,498
eBay Inc(a)	79,900	7,239,739
Meta Platforms Inc(a)	19,400	14,330,780
Netflix Inc*,(a)	11,600	14,015,700
Palo Alto Networks Inc*,(a)	67,400	12,841,048
Uber Technologies Inc*,(a)	56,800	5,325,000
Verizon Communications Inc(a)	69,900	3,091,677
The Walt Disney Co(a)	153,100	18,123,978
Total Communications		182,501,560

Consumer, Cyclical (10.12%)
Amerityre Corp*,#	20,000,000	820,000
AutoZone Inc*,(a)	2,200	9,236,766
Chipotle Mexican Grill Inc*,(a)	154,000	6,489,560
Costco Wholesale Corp(a)	8,800	8,301,216
Deckers Outdoor Corp*,(a)	29,400	3,517,122
Domino’s Pizza Inc(a)	1,900	870,770
Fastenal Co(a)	61,400	3,049,124
Hilton Worldwide Holdings Inc(a)	15,400	4,251,324
The Home Depot Inc(a)	37,700	15,335,229
NIKE Inc(a)	22,100	1,709,877
O’Reilly Automotive Inc*,(a)	48,000	4,976,640
Starbucks Corp(a)	29,100	2,566,329
Target Corp(a)	12,700	1,218,946
Tesla Inc*,(a)	24,400	8,146,428
The TJX Cos Inc(a)	10,000	1,366,100
Ulta Beauty Inc*,(a)	18,600	9,164,778
Walmart Inc(a)	162,800	15,788,344
Yum! Brands Inc(a)	21,200	3,115,764
Total Consumer, Cyclical		99,924,317

Consumer, Non-Cyclical (13.64%)
Abbott Laboratories(a)	46,300	6,142,158
AbbVie Inc(a)	12,200	2,566,880
Amgen Inc(a)	16,100	4,632,131
Automatic Data Processing Inc(a)	6,500	1,976,325
Bristol-Myers Squibb Co(a)	157,200	7,416,696
Centene Corp*,(a)	42,800	1,242,912

Security Description	Shares	Value
The Coca-Cola Co(a)	30,100	$2,076,599
Colgate-Palmolive Co(a)	75,600	6,355,692
Constellation Brands Inc(a)	15,100	2,445,294
CVS Health Corp(a)	94,100	6,883,415
Eli Lilly & Co(a)	8,000	5,860,640
Global Payments Inc(a)	19,500	1,731,990
The Hershey Co(a)	7,800	1,433,250
Humana Inc(a)	11,200	3,400,992
Intuitive Surgical Inc*,(a)	20,600	9,749,877
Johnson & Johnson(a)	100,100	17,734,717
McKesson Corp(a)	1,600	1,098,624
Merck & Co Inc(a)	24,500	2,060,940
Molson Coors Beverage Co(a)	34,100	1,721,709
Monster Beverage Corp*,(a)	130,300	8,132,023
PayPal Holdings Inc*,(a)	113,300	7,952,527
Pfizer Inc(a)	119,900	2,968,724
The Procter & Gamble Co(a)	40,100	6,297,304
Regeneron Pharmaceuticals Inc(a)	5,500	3,193,850
S&P Global Inc(a)	1,000	548,440
Stryker Corp(a)	8,900	3,483,549
Thermo Fisher Scientific Inc(a)	1,700	837,624
UnitedHealth Group Inc(a)	20,600	6,383,322
Vertex Pharmaceuticals Inc*,(a)	21,400	8,367,828
Total Consumer, Non-Cyclical		134,696,032

Energy (3.09%)
Chevron Corp(a)	55,400	8,897,240
ConocoPhillips(a)	61,800	6,116,346
Devon Energy Corp(a)	78,500	2,833,850
Exxon Mobil Corp(a)	81,100	9,268,919
Schlumberger NV(a)	35,700	1,315,188
The Williams Cos Inc(a)	35,100	2,031,588
Total Energy		30,463,131

Financial (14.94%)
Banks (5.17%)
Bank of America Corp(a)	134,900	6,844,826
Citigroup Inc(a)	184,800	17,846,136
The Goldman Sachs Group Inc(a)	13,000	9,688,250
JPMorgan Chase & Co(a)	26,700	8,047,914
Truist Financial Corp(a)	123,700	5,791,634
Wells Fargo & Co(a)	33,800	2,777,684
		50,996,444
Diversified Financial Service (4.00%)
American Express Co(a)	27,900	9,242,712
The Charles Schwab Corp(a)	139,300	13,350,512
Mastercard Inc(a)	25,000	14,882,250
Nasdaq Inc(a)	21,000	1,989,540
		39,465,014
Insurance (3.72%)
Berkshire Hathaway Inc*,(a)	32,900	16,548,042
The Progressive Corp(a)	23,400	5,781,204
The Travelers Cos Inc(a)	53,000	14,390,030
		36,719,276

Security Description	Shares	Value
Real Estate (2.05%)
American Tower Corp(a)	7,400	$1,508,490
CBRE Group Inc*,(a)	85,800	13,909,896
Iron Mountain Inc(a)	24,000	2,215,920
Prologis Inc(a)	23,100	2,628,318
		20,262,624

Total Financial		147,443,358

Industrial (7.73%)
Amphenol Corp(a)	18,100	1,970,366
The Boeing Co*,(a)	13,300	3,121,244
Carrier Global Corp(a)	87,800	5,724,560
Caterpillar Inc(a)	30,300	12,696,912
Deere & Co(a)	26,000	12,444,640
Ingersoll Rand Inc(a)	39,200	3,113,656
RTX Corp(a)	26,900	4,266,340
Trane Technologies PLC(a)	38,900	16,166,840
Union Pacific Corp(a)	26,800	5,991,676
United Parcel Service Inc(a)	49,500	4,328,280
Waste Management Inc(a)	28,600	6,474,754
Total Industrial		76,299,268

Technology (21.32%)
Accenture PLC(a)	28,100	7,305,157
Adobe Inc*,(a)	15,100	5,386,170
Advanced Micro Devices Inc*,(a)	30,100	4,895,163
Apple Inc(a)	131,300	30,479,982
Broadcom Inc(a)	64,100	19,062,699
Cadence Design Systems Inc*,(a)	33,700	11,809,491
Crowdstrike Holdings Inc*,(a)	7,200	3,050,640
Fidelity National Information Services Inc(a)	17,900	1,249,599
Gartner Inc*,(a)	7,900	1,984,401
Hewlett Packard Enterprise Co(a)	284,000	6,409,880
International Business Machines Corp(a)	41,400	10,080,486
Intuit Inc(a)	12,100	8,070,700
Jack Henry & Associates Inc(a)	3,000	489,780
Microsoft Corp(a)	36,600	18,544,854
MSCI Inc(a)	3,300	1,873,476
NetApp Inc(a)	64,800	7,308,792
NVIDIA Corp(a)	134,700	23,462,046
NXP Semiconductors NV(a)	52,400	12,306,140
Oracle Corp(a)	31,600	7,145,708
Salesforce Inc(a)	37,800	9,686,250
ServiceNow Inc*,(a)	8,000	7,339,680
Skyworks Solutions Inc(a)	16,900	1,266,486
Synopsys Inc*,(a)	12,800	7,725,056
Texas Instruments Inc(a)	17,400	3,523,152
Total Technology		210,455,788

Utilities (2.34%)
American Water Works Co Inc(a)	40,100	5,754,751

Shelton Equity Income FundPortfolio of Investments (Continued)8/31/25

See accompanying notes to financial statements.

*Non-income producing security.

#Security is illiquid. Aggregate value of illiquid securities is $820,000.

(a)A portion of these securities, a total of $923,297,045, have been pledged or segregated in connection with obligations for written call options.

Security Description	Shares	Value
United States Treasury Bills (7.23%)
United States Treasury Bill, 0.000%, 09/18/25 (Cost $71,357,225)	71,500,000	$71,364,786

Total Investments (Cost $978,002,327) (100.85%)		$995,481,831
Liabilities in Excess of Other Assets (-0.85%)		(8,344,894)
Net Assets (100.00%)		$987,136,937

Security Description	Shares	Value
Constellation Energy Corp(a)	33,100	$10,194,138
NextEra Energy Inc(a)	51,000	3,674,550
Vistra Corp(a)	18,400	3,479,624
Total Utilities		23,103,063

Total Common Stock (Cost $906,645,102)		924,117,045

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	09/19/2025	(200)	$130.00	$2,600,000	$(81,600)
AbbVie Inc	09/19/2025	(40)	200.00	800,000	(47,240)
Accenture PLC	09/19/2025	(60)	270.00	1,620,000	(15,300)
Adobe Inc	09/19/2025	(20)	370.00	740,000	(26,600)
Advanced Micro Devices Inc	09/19/2025	(80)	180.00	1,440,000	(10,160)
Alphabet Inc	10/17/2025	(450)	205.00	9,225,000	(650,250)
Amazon.com Inc	09/19/2025	(120)	230.00	2,760,000	(56,400)
American Express Co	09/19/2025	(90)	320.00	2,880,000	(136,620)
American Tower Corp	09/19/2025	(20)	230.00	460,000	(140)
American Water Works Co Inc	09/19/2025	(149)	145.00	2,160,500	(30,545)
Amgen Inc	09/19/2025	(70)	300.00	2,100,000	(10,570)
Amphenol Corp	09/19/2025	(35)	110.00	385,000	(8,400)
Apple Inc	10/17/2025	(600)	235.00	14,100,000	(405,000)
Arista Networks Inc	10/17/2025	(270)	140.00	3,780,000	(170,640)
AT&T Inc	09/19/2025	(1,200)	28.00	3,360,000	(178,800)
Automatic Data Processing Inc	09/19/2025	(20)	310.00	620,000	(3,480)
AutoZone Inc	09/19/2025	(8)	3700.00	2,960,000	(411,960)
Bank of America Corp	10/17/2025	(900)	48.00	4,320,000	(328,500)
Berkshire Hathaway Inc	09/19/2025	(100)	500.00	5,000,000	(83,200)
The Boeing Co	09/19/2025	(60)	230.00	1,380,000	(55,200)
Booking Holdings Inc	09/19/2025	(3)	5600.00	1,680,000	(33,000)
Bristol-Myers Squibb Co	09/19/2025	(390)	50.00	1,950,000	(11,700)
Broadcom Inc	10/17/2025	(260)	310.00	8,060,000	(362,700)
Cadence Design Systems Inc	09/19/2025	(100)	350.00	3,500,000	(84,700)
Carrier Global Corp	09/19/2025	(400)	70.00	2,800,000	(10,800)
Caterpillar Inc	10/17/2025	(175)	420.00	7,350,000	(270,375)
CBRE Group Inc	09/19/2025	(240)	160.00	3,840,000	(122,400)
Centene Corp	10/17/2025	(100)	35.00	350,000	(5,000)
CF Industries Holdings Inc	09/19/2025	(280)	90.00	2,520,000	(30,800)
The Charles Schwab Corp	09/19/2025	(525)	90.00	4,725,000	(338,625)
Chevron Corp	10/17/2025	(150)	155.00	2,325,000	(132,750)
Chipotle Mexican Grill Inc	09/19/2025	(350)	45.00	1,575,000	(9,450)
Cisco Systems Inc	10/17/2025	(1,000)	70.00	7,000,000	(147,000)
Citigroup Inc	09/19/2025	(1,000)	80.00	8,000,000	(1,685,000)
The Coca-Cola Co	10/17/2025	(150)	72.50	1,087,500	(6,750)
Colgate-Palmolive Co	10/17/2025	(300)	90.00	2,700,000	(13,500)
Comcast Corp	10/17/2025	(1,200)	35.00	4,200,000	(80,400)
ConocoPhillips	09/19/2025	(175)	100.00	1,750,000	(33,950)
Constellation Brands Inc	09/19/2025	(30)	170.00	510,000	(5,400)
Constellation Energy Corp	09/19/2025	(200)	330.00	6,600,000	(79,000)
Corning Inc	09/19/2025	(396)	65.00	2,574,000	(110,088)
Costco Wholesale Corp	09/19/2025	(20)	950.00	1,900,000	(29,900)
Crowdstrike Holdings Inc	09/19/2025	(11)	490.00	539,000	(1,111)
CVS Health Corp	09/19/2025	(440)	75.00	3,300,000	(41,360)
Deckers Outdoor Corp	10/17/2025	(100)	125.00	1,250,000	(40,500)
Deere & Co	09/19/2025	(150)	520.00	7,800,000	(7,500)
Devon Energy Corp	10/17/2025	(300)	37.50	1,125,000	(28,800)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments8/31/25

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Domino’s Pizza Inc	10/17/2025	(8)	$520.00	$416,000	$(2,820)
eBay Inc	10/17/2025	(500)	97.50	4,875,000	(53,750)
Eli Lilly & Co	09/19/2025	(20)	820.00	1,640,000	(2,500)
Exxon Mobil Corp	09/19/2025	(375)	120.00	4,500,000	(11,625)
Fastenal Co	09/19/2025	(150)	50.00	750,000	(14,700)
Fidelity National Information Services Inc	09/19/2025	(100)	85.00	850,000	(1,250)
Gartner Inc	09/19/2025	(20)	260.00	520,000	(8,400)
Global Payments Inc	09/19/2025	(40)	90.00	360,000	(7,920)
The Goldman Sachs Group Inc	10/17/2025	(60)	750.00	4,500,000	(180,600)
The Hershey Co	11/21/2025	(25)	180.00	450,000	(30,125)
Hewlett Packard Enterprise Co	09/19/2025	(400)	22.00	880,000	(57,200)
Hilton Worldwide Holdings Inc	09/19/2025	(130)	280.00	3,640,000	(41,860)
The Home Depot Inc	09/19/2025	(311)	375.00	11,662,500	(995,200)
Humana Inc	09/19/2025	(71)	300.00	2,130,000	(77,390)
Ingersoll Rand Inc	09/19/2025	(150)	85.00	1,275,000	(4,950)
International Business Machines Corp	09/19/2025	(135)	260.00	3,510,000	(8,775)
Intuit Inc	09/19/2025	(20)	820.00	1,640,000	(50)
Intuitive Surgical Inc	09/19/2025	(60)	500.00	3,000,000	(16,200)
Iron Mountain Inc	09/19/2025	(60)	100.00	600,000	(600)
Jack Henry & Associates Inc	09/19/2025	(30)	180.00	540,000	(1,500)
Johnson & Johnson	10/17/2025	(784)	175.00	13,720,000	(470,400)
JPMorgan Chase & Co	09/19/2025	(60)	300.00	1,800,000	(40,920)
Linde PLC	09/19/2025	(100)	480.00	4,800,000	(60,000)
Mastercard Inc	09/19/2025	(50)	580.00	2,900,000	(106,000)
McKesson Corp	09/19/2025	(6)	720.00	432,000	(1,230)
Merck & Co Inc	10/17/2025	(100)	95.00	950,000	(4,600)
Meta Platforms Inc	10/17/2025	(60)	780.00	4,680,000	(80,400)
Microsoft Corp	09/19/2025	(238)	500.00	11,900,000	(315,826)
Molson Coors Beverage Co	10/17/2025	(100)	52.50	525,000	(8,400)
Monster Beverage Corp	09/19/2025	(400)	62.50	2,500,000	(48,000)
MSCI Inc	09/19/2025	(17)	590.00	1,003,000	(5,100)
Nasdaq Inc	10/17/2025	(100)	100.00	1,000,000	(8,250)
NetApp Inc	10/17/2025	(220)	115.00	2,530,000	(68,640)
Netflix Inc	09/19/2025	(25)	1250.00	3,125,000	(33,125)
Newmont Corp	10/17/2025	(400)	67.50	2,700,000	(322,000)
NextEra Energy Inc	10/17/2025	(200)	82.50	1,650,000	(2,000)
NIKE Inc	10/17/2025	(100)	87.50	875,000	(11,300)
NVIDIA Corp	09/19/2025	(250)	190.00	4,750,000	(25,750)
NXP Semiconductors NV	09/19/2025	(160)	240.00	3,840,000	(75,200)
Oracle Corp	09/19/2025	(60)	240.00	1,440,000	(42,420)
O’Reilly Automotive Inc	09/19/2025	(150)	96.00	1,440,000	(124,500)
Palo Alto Networks Inc	09/19/2025	(300)	200.00	6,000,000	(45,300)
PayPal Holdings Inc	10/17/2025	(400)	75.00	3,000,000	(49,600)
Pfizer Inc	09/19/2025	(300)	26.00	780,000	(3,000)
The Procter & Gamble Co	09/19/2025	(100)	160.00	1,600,000	(14,200)
The Progressive Corp	09/19/2025	(75)	260.00	1,950,000	(8,400)
Prologis Inc	09/19/2025	(100)	115.00	1,150,000	(17,000)
Regeneron Pharmaceuticals Inc	09/19/2025	(15)	630.00	945,000	(5,888)
RTX Corp	11/21/2025	(70)	160.00	1,120,000	(48,090)
S&P Global Inc	09/19/2025	(10)	540.00	540,000	(13,700)
Salesforce Inc	09/19/2025	(60)	260.00	1,560,000	(62,640)
Schlumberger NV	10/17/2025	(120)	37.50	450,000	(16,080)
ServiceNow Inc	09/19/2025	(14)	920.00	1,288,000	(38,710)
Skyworks Solutions Inc	09/19/2025	(70)	80.00	560,000	(4,410)
Starbucks Corp	09/19/2025	(100)	95.00	950,000	(4,000)
Stryker Corp	09/19/2025	(30)	400.00	1,200,000	(9,870)
Synopsys Inc	09/19/2025	(80)	620.00	4,960,000	(147,200)
Target Corp	10/17/2025	(40)	115.00	460,000	(960)
Tesla Inc	09/19/2025	(50)	350.00	1,750,000	(36,500)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments8/31/25

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Texas Instruments Inc	09/19/2025	(27)	$200.00	$540,000	$(17,847)
Thermo Fisher Scientific Inc	09/19/2025	(5)	510.00	255,000	(2,865)
Trane Technologies PLC	09/19/2025	(339)	440.00	14,916,000	(49,155)
The Travelers Cos Inc	09/19/2025	(127)	270.00	3,429,000	(65,405)
Truist Financial Corp	09/19/2025	(450)	45.00	2,025,000	(112,050)
Uber Technologies Inc	09/19/2025	(100)	95.00	950,000	(23,900)
Ulta Beauty Inc	09/19/2025	(121)	520.00	6,292,000	(39,930)
Union Pacific Corp	10/17/2025	(100)	245.00	2,450,000	(6,500)
United Parcel Service Inc	10/17/2025	(100)	95.00	950,000	(11,100)
UnitedHealth Group Inc	10/17/2025	(56)	400.00	2,240,000	(8,792)
Verizon Communications Inc	10/17/2025	(100)	46.00	460,000	(3,500)
Vertex Pharmaceuticals Inc	10/17/2025	(60)	440.00	2,640,000	(10,800)
Walmart Inc	10/17/2025	(356)	105.00	3,738,000	(17,088)
The Walt Disney Co	09/19/2025	(725)	120.00	8,700,000	(118,900)
Waste Management Inc	09/19/2025	(75)	230.00	1,725,000	(13,125)
Wells Fargo & Co	09/19/2025	(200)	77.50	1,550,000	(110,000)
The Williams Cos Inc	09/19/2025	(150)	60.00	900,000	(4,500)
Yum! Brands Inc	09/19/2025	(100)	150.00	1,500,000	(11,300)
Total Written Call Options				$355,522,500	$(10,956,945)
(Premiums Received $11,242,963)

See accompanying notes to financial statements.

NASDAQ 100 Index FundPortfolio of Investments8/31/25

Security Description	Shares	Value

Common Stock (97.21%)

Basic Materials (1.25%)
Linde PLC	52,002	$24,872,037

Communications (26.70%)
Advertising (0.12%)
TheTrade Desk Inc*	43,376	2,370,932

Internet (22.10%)
Airbnb Inc*	33,334	4,351,087
Alphabet Inc - Class A	261,335	55,640,835
Alphabet Inc - Class C	245,125	52,341,541
Amazon.com Inc*	479,731	109,858,399
Booking Holdings Inc	3,594	20,122,986
CDW Corp	14,442	2,379,464
DoorDash Inc*	44,043	10,801,546
MercadoLibre Inc*	5,600	13,848,296
Meta Platforms Inc	97,491	72,016,602
Netflix Inc*	47,014	56,804,666
Palo Alto Networks Inc*	73,663	14,034,275
PDD Holdings Inc*	69,280	8,328,842
Shopify Inc*	134,571	19,012,191
		439,540,730
Media (1.37%)
Charter Communications Inc*,#	12,561	3,335,950
Comcast Corp	350,625	11,910,731
Thomson Reuters Corp	49,723	8,831,302
Warner Bros Discovery Inc*	277,613	3,231,415
		27,309,398
Telecommunications (3.11%)
Cisco Systems Inc	437,472	30,224,940
T-Mobile US Inc	125,436	31,608,618
		61,833,558

Total Communications		531,054,618

Consumer, Cyclical (7.67%)
Copart Inc*	106,727	5,209,345
Costco Wholesale Corp	49,015	46,236,830
Fastenal Co	128,063	6,359,609
Lululemon Athletica Inc*	9,208	1,861,858
Marriott International Inc	30,574	8,189,552
O’Reilly Automotive Inc*	94,437	9,791,228
PACCAR Inc	58,599	5,858,728
Ross Stores Inc	36,327	5,345,881
Starbucks Corp	104,475	9,213,650
Tesla Inc*	163,432	54,565,042
Total Consumer, Cyclical		152,631,723

Consumer, Non-Cyclical (8.23%)
Amgen Inc	59,402	17,090,549
AstraZeneca PLC	66,251	5,293,455
Automatic Data Processing Inc	44,843	13,634,514

Security Description	Shares	Value

Biogen Inc*	8,629	$1,140,926
Cintas Corp	44,607	9,368,808
Coca-Cola Europacific Partners PLC	50,734	4,508,223
Dexcom Inc*	27,882	2,100,630
GE HealthCare Technologies Inc	42,397	3,125,931
Gilead Sciences Inc	137,420	15,524,337
IDEXX Laboratories Inc*	8,977	5,808,927
Intuitive Surgical Inc*	39,595	18,740,116
Keurig Dr Pepper Inc	124,173	3,612,193
The Kraft Heinz Co#	81,071	2,267,556
Mondelez International Inc	124,187	7,630,049
Monster Beverage Corp*	107,738	6,723,929
PayPal Holdings Inc*	93,516	6,563,888
PepsiCo Inc	135,535	20,147,278
Regeneron Pharmaceuticals Inc	8,917	5,178,102
Verisk Analytics Inc	15,453	4,143,258
Vertex Pharmaceuticals Inc*	28,369	11,092,846
Total Consumer, Non-Cyclical		163,695,515

Energy (0.41%)
Baker Hughes Co	109,451	4,969,075
Diamondback Energy Inc	20,977	3,120,539
Total Energy		8,089,614

Financial (0.21%)
CoStar Group Inc*	46,405	4,152,783

Industrial (1.59%)
Axon Enterprise Inc*	8,665	6,475,268
CSX Corp	209,697	6,817,249
Honeywell International Inc	70,999	15,584,281
Old Dominion Freight Line Inc	18,516	2,795,361
Total Industrial		31,672,159

Technology (49.80%)
Computers (9.22%)
Apple Inc	674,919	156,675,697
Cognizant Technology Solutions Corp	54,456	3,934,446
Crowdstrike Holdings Inc*	26,596	11,268,725
Fortinet Inc*	84,557	6,660,555
Zscaler Inc*	17,352	4,807,372
		183,346,795
Semiconductors (23.83%)
Advanced Micro Devices Inc*	179,121	29,130,448
Analog Devices Inc	54,822	13,777,317
Applied Materials Inc	88,654	14,252,017
ARM Holdings PLC*,#	14,889	2,059,298
ASML Holding NV#	9,655	7,169,996
Broadcom Inc	351,407	104,504,928
GLOBALFOUNDRIES Inc*	62,500	2,086,875

Security Description	Shares	Value

Intel Corp	410,258	$9,989,782
KLA Corp	14,609	12,739,048
Lam Research Corp	141,308	14,151,996
Marvell Technology Inc	96,245	6,050,442
Microchip Technology Inc	46,093	2,996,045
Micron Technology Inc	123,461	14,693,094
NVIDIA Corp	1,102,586	192,048,427
NXP Semiconductors NV	28,200	6,622,770
ON Semiconductor Corp*	36,073	1,788,860
QUALCOMM Inc	121,299	19,496,388
Texas Instruments Inc	100,361	20,321,095
		473,878,826

Software (16.76%)
Adobe Inc*	40,890	14,585,463
AppLovin Corp*	33,992	16,268,231
Atlassian Corp*	8,067	1,434,151
Autodesk Inc*	23,888	7,517,554
Cadence Design Systems Inc*	30,163	10,570,020
Datadog Inc*	35,879	4,903,942
Electronic Arts Inc	27,702	4,763,359
Intuit Inc	30,816	20,554,272
Microsoft Corp	335,861	170,177,410
Palantir Technologies Inc*	249,990	39,175,933
Paychex Inc	39,791	5,549,054
Roper Technologies Inc	12,001	6,316,246
Strategy Inc*,#	27,035	9,040,774
Synopsys Inc*	20,442	12,337,156
Take-Two Interactive Software Inc*	19,960	4,656,069
Workday Inc*,#	23,369	5,394,033
		333,243,667

Total Technology		990,469,288

Utilities (1.34%)
American Electric Power Co Inc	59,014	6,551,734
Constellation Energy Corp	34,624	10,663,500
Exelon Corp	111,526	4,871,456
Xcel Energy Inc	63,716	4,612,401
Total Utilities		26,699,091

Total Common Stock (Cost $786,591,496)		1,933,336,828

United States Treasury Bills (2.74%)
United States Treasury Bill, 0.000%, 09/18/25(a) (Cost $54,491,010)	54,600,000	54,496,745

Collateral Received for Securities on Loan (1.03%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.48% (Cost $11,369,209)	11,369,209	11,369,209

See accompanying notes to financial statements.

NASDAQ 100 Index FundPortfolio of Investments8/31/25

Security Description	Shares	Value

Common Stock (96.97%)

Basic Materials (9.73%)
Cabot Corp	14,272	$1,164,024
Centrus Energy Corp*	11,200	2,259,376
CF Industries Holdings Inc	29,000	2,512,270
The Chemours Co	95,100	1,464,540
Total Basic Materials		7,400,210

Communications (1.45%)
Pinterest Inc*	30,000	1,098,900

Consumer, Cyclical (8.04%)
Aramark	65,700	2,569,527
Freshpet Inc*	8,000	446,560
On Holding AG*	50,000	2,254,000
Warby Parker Inc*	32,000	838,400
Total Consumer, Cyclical		6,108,487

Consumer, Non-Cyclical (17.23%)
Bunge Global SA	30,000	2,526,600
Corteva Inc	20,000	1,483,800
Darling Ingredients Inc*	60,000	2,037,600
Dexcom Inc*	16,000	1,205,440
elf Beauty Inc*	14,400	1,800,000
Moderna Inc*	6,720	161,885
Siemens Healthineers AG (144A)	40,000	2,213,592
The Simply Good Foods Co*	19,000	543,970
Vital Farms Inc*	22,000	1,123,980
Total Consumer, Non-Cyclical		13,096,867

Security Description	Shares	Value

Total Investments (Cost $852,451,715) (100.52%)		$1,999,202,782
Liabilities in Excess of Other Assets (-0.52%)		(10,331,556)
Net Assets (100.00%)		$1,988,871,226

*Non-income

Shelton Sustainable Equity FundPortfolio of Investments8/31/25

producing security.

#Loaned security; a portion of the security is on loan at August 31, 2025.

(a)A portion of these securities, a total of $3,792,814, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at August 31, 2025:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Depreciation
117 / SEP 2025 / Long / CME	$55,279,685	$54,900,495	$(379,190)

Security Description	Shares	Value

Energy (7.85%)
First Solar Inc*	13,222	$2,580,802
Gaztransport Et Technigaz SA	15,000	2,796,818
Shoals Technologies Group Inc*	90,000	585,900
Total Energy		5,963,520

Financial (3.32%)
HA Sustainable Infrastructure Capital Inc	89,500	2,527,480

Industrial (37.99%)
AECOM	16,850	2,104,397
Ag Growth International Inc	54,900	1,683,357
Clean Harbors Inc*	6,000	1,453,260
Deere & Co	5,500	2,632,520
Energy Recovery Inc*	46,000	653,660
EnerSys	10,000	1,026,500
Gibraltar Industries Inc*	24,000	1,502,160
Itron Inc*	7,000	860,580
Johnson Controls International plc	18,000	1,924,020
Net Power Inc*	200,000	510,000
Ryerson Holding Corp	46,266	1,054,865
Schneider Electric SE	10,000	2,457,013
Siemens AG	10,000	2,767,575
Teledyne Technologies Inc*	4,500	2,421,765
Trane Technologies PLC	3,000	1,246,800
Valmont Industries Inc	4,000	1,468,480
Vertiv Holdings Co	10,000	1,275,500
Xylem Inc	13,000	1,840,280
Total Industrial		28,882,732

Security Description	Shares	Value

Technology (4.67%)
Box Inc*	40,000	$1,305,200
KBR Inc	23,000	1,160,580
Samsara Inc*	30,000	1,084,200
		3,549,980

Utilities (6.69%)
Clearway Energy Inc	15,000	447,150
Essential Utilities Inc	38,400	1,517,184
Ormat Technologies Inc	34,000	3,124,261
		5,088,595

Total Common Stock (Cost $65,827,813)		73,716,771

United States Treasury Bills (3.15%)
United States Treasury Bill, 0.000%, 09/18/25 (Cost $2,395,194)	2,400,000	2,395,461

Total Investments (Cost $68,223,007) (100.12%)		76,112,232
Liabilities in Excess of Other Assets (-0.12%)		(93,235)
Net Assets (100.00%)		$76,018,997

*Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of August 31, 2025, these securities had a total aggregate market value of $2,213,592 which represented approximately 2.91% of net assets.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2025

	Green California Tax-Free Income Fund	U.S. Government Securities Fund		The United States Treasury Trust	S&P 500 Index Fund		S&P Midcap Index Fund
Assets
Investments in securities
Cost of investments	$34,556,662	$13,766,671		$25,967,759	$103,650,192		$66,666,528
Fair value of investments (Note 1)	33,185,275	13,281,465		25,967,759	307,184,493	(a)	108,785,158	(b)
Cash	77,874	59,186		48,977	64,319		67,530
Cash held at broker	—	—		—	—		617
Interest receivable	349,954	136,858		—	—		—
Dividend receivable	—	—		—	294,879		70,216
Reclaim receivable	—	—		—	586		378
Receivable from investment advisor	—	2,597		—	—		—
Receivable for fund shares sold	970	2,455		1,980	80,229		3,183
Receivable for investment securities sold	—	—		—	—		—
Securities lending income receivable	—	—		—	6,103		312
Prepaid expenses	8,308	27,364		11,157	30,793		14,917
Total assets	$33,622,381	$13,509,925		$26,029,873	$307,661,402		$108,942,311

Liabilities
Written options, at value (proceeds $-, $-, $-, $-, $- , respectively)	—	—		—	—		—
Variation margin payable	—	—		—	20,138		11,443
Cash due to broker	—	—		—	—		—
Collateral for securities loaned	—	—		—	7,128,959		736,899
Payable to investment advisor	14,246	27,179		11,084	63,335		36,053
Payable for investments purchased	—	—		—	—		—
Payable for fund shares purchased	5,527	1,425		17,383	27,346		14,452
Distributions payable	11,903	1,101		819	—		—
Accrued 12b-1 fees	—	30		—	511		87
Accrued shareholder service fees	—	—		—	436		67
Accrued administration fees	1,949	783		1,510	17,329		6,165
Accrued CCO fees	—	—		—	1,937		80
Accrued custody fees	591	735		1,301	5,909		1,775
Accrued fund accounting fees	756	—		1,364	7,822		4,421
Accrued printing fees	—	—		—	—		—
Accrued state registration fees	4,531	—		5,889	4,122		8,477
Accrued transfer agent fees	9,900	12,264		10,563	5,121		7,456
Accrued trustee fees	—	—		—	—		—
Accrued expenses	10,642	—		9,033	22,694		14,811
Total liabilities	60,045	43,517		58,946	7,305,659		842,186

Commitments And Contingencies (Note 2)

Net assets	$33,562,336	$13,466,408		$25,970,927	$300,355,743		$108,100,125

Net assets at August 31, 2025 consist of
Paid-in capital	$35,008,422	$14,920,797		$25,977,204	$88,206,901		$62,420,653
Distributable earnings/(loss)	(1,446,086)	(1,454,389)		(6,277)	212,148,842		45,679,472
Total net assets	$33,562,336	$13,466,408		$25,970,927	$300,355,743		$108,100,125

Net assets
Investor Shares	$33,562,336	$13,324,404		$25,970,927	$297,934,113		$107,678,457
K Shares		$142,004			$2,421,630		$421,668
Institutional Shares

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,241,656	1,430,616		25,983,898	3,666,168		4,054,258
K Shares (no par value, unlimited shares authorized)		15,244			29,918		16,702
Institutional Shares (no par value, unlimited shares authorized)

Net asset value per share
Investor Shares	$10.35	$9.31		$1.00	$81.27		$26.56
K Shares		$9.31	*		$80.95	*	$25.25
Insitutional Shares

*Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.

(a)Includes securities on loan of $6,994,183.

(b)Includes securities on loan of $708,443.

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2025 (Continued)

	S&P Smallcap Index Fund		Shelton Equity Income Fund	Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$37,528,683		$978,002,327	$852,451,715		$68,223,007
Fair value of investments (Note 1)	52,442,306	(a)	995,481,831	1,999,202,782	(b)	76,112,232
Cash	2,535		103,543	1,281,098		4,464
Cash held at broker	—		1,420,786	—		—
Interest receivable	—		—	—		—
Dividend receivable	47,177		1,025,024	1,020,078		67,928
Reclaim receivable	—		—	2,959		119,993
Receivable from investment advisor	—		—	151,732		—
Receivable for fund shares sold	9,370		719,485	1,069,575		4,800
Receivable for investment securities sold	—		—	—		—
Securities lending income receivable	172		—	2,057		—
Prepaid expenses	10,704		94,066	186,314		4,153
Total assets	$52,512,264		$998,844,735	$2,002,916,595		$76,313,570

Liabilities
Written options, at value (proceeds $-, $11,242,963, $-, $-, respectively)	—		10,956,945	—		—
Variation margin payable	2,513		—	721,318		—
Cash due to broker	6,204		—	—		—
Collateral for securities loaned	726,346		—	11,369,209		—
Payable to investment advisor	21,365		393,972	422,766		48,247
Payable for investments purchased	—		—	—		—
Payable for fund shares purchased	10,057		234,879	739,951		160,216
Distributions payable	—		—	—		—
Accrued 12b-1 fees	131		37	8,728		—
Accrued shareholder service fees	84		20	410,446		14,171
Accrued administration fees	2,923		56,659	115,675		4,400
Accrued CCO fees	—		1,960	23,877		1,500
Accrued custody fees	2,239		4,413	28,687		4,787
Accrued fund accounting fees	2,343		13,073	65,836		10,814
Accrued printing fees	—		—	—		8,190
Accrued state registration fees	5,985		—	—		11,932
Accrued transfer agent fees	9,164		13,678	49,857		8,777
Accrued trustee fees	—		—	296		—
Accrued expenses	19,421		32,162	88,723		21,539
Total liabilities	808,775		11,707,798	14,045,369		294,573

Commitments And Contingencies (Note 2)

Net assets	$51,703,489		$987,136,937	$1,988,871,226		$76,018,997

Net assets at August 31, 2025 consist of
Paid-in capital	$34,943,991		$935,349,917	$779,837,703		$91,519,108
Distributable earnings/(loss)	16,759,498		51,787,020	1,209,033,523		(15,500,111)
Total net assets	$51,703,489		$987,136,937	$1,988,871,226		$76,018,997

Net assets
Investor Shares	$51,093,721		$986,961,083	$1,889,700,438		$66,641,568
K Shares	$609,768		$175,854	$41,024,286
Institutional Shares				$58,146,502		$9,377,429

Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,293,235		56,405,759	43,521,886		1,937,787
K Shares (no par value, unlimited shares authorized)	28,612		10,792	990,231
Institutional Shares (no par value, unlimited shares authorized)				1,335,590		271,164

Net asset value per share
Investor Shares	$22.28		$17.50	$43.42		$34.39
K Shares	$21.31		$16.30*	$41.43
Insitutional Shares				$43.54		$34.58

*Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.

(a)Includes securities on loan of $709,435.

(b)Includes securities on loan of $11,139,089.

See accompanying notes to financial statements.

Statements of Operations For the year ended August 31, 2025

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P Midcap Index Fund
Investment income
Interest income	$1,082,512	$543,948	$1,146,563	$116,699	$34,055
Dividend income (tax withheld: $-, $-, $-, $922, $1,201, respectively)	—	—	—	3,682,858	1,585,170
Securities lending income	—	—	—	16,722	3,336
Total	1,082,512	543,948	1,146,563	3,816,279	1,622,561

Expenses
Management fees (Note 2)	175,786	70,411	128,103	710,749	428,670
Administration fees (Note 2)	24,270	9,720	17,678	196,181	73,955
Transfer agent fees	13,438	11,997	13,906	30,743	20,276
Accounting services	24,868	19,049	19,332	55,438	34,683
Custodian fees	1,623	1,107	2,056	18,630	11,096
Broker fees	—	—	—	—	—
Legal and audit fees	16,971	16,069	15,861	40,496	31,148
CCO fees (Note 2)	2,751	1,105	1,973	22,817	8,482
Trustees fees	5,967	5,954	6,055	6,188	6,095
Insurance	891	357	641	7,556	2,737
Printing	14,977	14,647	12,880	27,323	19,369
Registration and dues	4,399	11,261	6,246	25,451	15,022
12b-1 fees Class K (Note 2)	—	322	—	5,440	1,129
Shareholder service fees Class K (Note 2)	—	322	—	5,440	1,129
Shareholder service fees Investor Class (Note 2)	—	—	—	—	—
Licensing fee	—	—	—	55,113	22,117
Total expenses	285,941	162,321	224,731	1,207,565	675,908
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	(54,982)	—	—	—
Net expenses	285,941	107,339	224,731	1,207,565	675,908
Net investment income	796,571	436,609	921,832	2,608,714	946,653

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	8,141	(136,327)	308	33,693,004	3,658,694
Net realized gain/(loss) from futures contracts	—	—	—	224,274	(68,193)
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(1,273,464)	(198,745)	—	4,275,889	1,684,369
Change in unrealized appreciation/(depreciation) of futures	—	—	—	(36,063)	(15,960)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	(1,265,323)	(335,072)	308	38,157,104	5,258,910
Net increase/(decrease) in net assets resulting from operations	$(468,752)	$101,537	$922,140	$40,765,818	$6,205,563

See accompanying notes to financial statements.

Statements of Operations For the year ended August 31, 2025 (Continued)

	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$19,645	$3,470,333	$803,582	$62,548
Dividend income (tax withheld: $858, $24,701, $37,780, $52,499, respectively)	755,414	11,428,659	14,017,419	1,164,710
Securities lending income	3,736	—	39,442	—
Total	778,795	14,898,992	14,860,443	1,227,258

Expenses
Management fees (Note 2)	255,934	4,123,002	4,667,233	662,418
Administration fees (Note 2)	35,325	593,873	1,288,278	60,967
Transfer agent fees	14,175	264,380	150,263	24,366
Accounting services	33,801	108,184	211,773	27,011
Custodian fees	8,315	33,346	76,246	13,613
Broker fees	—	192	—	—
Legal and audit fees	28,810	68,907	111,954	28,079
CCO fees (Note 2)	3,949	68,337	155,391	7,582
Trustees fees	5,915	6,205	6,597	6,501
Insurance	1,287	23,398	49,053	2,364
Printing	19,958	145,925	47,402	20,238
Registration and dues	14,362	82,458	149,665	26,354
12b-1 fees Class K (Note 2)	1,782	403	94,556	—
Shareholder service fees Class K (Note 2)	1,782	403	94,556	—
Shareholder service fees Investor Class (Note 2)	—	—	4,466,374	198,278
Licensing fee	16,634	—	378,467	14,808
Total expenses	442,029	5,519,013	11,947,808	1,092,579
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	(2,280,752)	—
Net expenses	442,029	5,519,013	9,667,056	1,092,579
Net investment income	336,766	9,379,979	5,193,387	134,679

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	2,195,641	86,534,414	204,349,966	2,553,366
Net realized gain/(loss) from futures contracts	(65,755)	—	5,177,455	—
Net realized gain/(loss) from written options contracts	—	6,529,944	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(1,331,176)	(26,398,958)	124,375,780	210,476
Change in unrealized appreciation/(depreciation) of futures	1,415	—	(554,485)	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	1,176,639	—	—
Net realized and unrealized gain/(loss) on investments	800,125	67,842,039	333,348,716	2,763,842
Net increase/(decrease) in net assets resulting from operations	$1,136,891	$77,222,018	$338,542,103	$2,898,521

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income/(loss)	$796,571	$893,317	$436,609	$421,458	$921,832	$1,107,145
Net realized gain/(loss) from security transactions and foreign currency	8,141	70,427	(136,327)	(13,392)	308	31
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(1,273,464)	847,724	(198,745)	281,636	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	(468,752)	1,811,468	101,537	689,702	922,140	1,107,176

Distributions to shareholders
Distributions
Investor shares	(795,302)	(913,877)	(435,351)	(416,691)	(922,302)	(1,107,197)
K shares	—	—	(3,380)	(7,185)	—	—
Institutional shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,853,325)	(4,172,253)	(961,624)	(212,806)	1,507,514	(409,277)
Total increase/(decrease)	(5,117,379)	(3,274,662)	(1,298,818)	53,020	1,507,352	(409,298)

Net assets
Beginning of year	38,679,715	41,954,377	14,765,226	14,712,206	24,463,575	24,872,873
End of year	$33,562,336	$38,679,715	$13,466,408	$14,765,226	$25,970,927	$24,463,575

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P Midcap Index Fund		S&P Smallcap Index Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income/(loss)	$2,608,714	$2,640,021	$946,653	$1,025,515	$336,766	$430,961
Net realized gain/(loss) from security transactions and foreign currency	33,693,004	17,239,894	3,658,694	10,089,860	2,195,641	4,699,326
Net realized gain/(loss) from futures contracts	224,274	196,882	(68,193)	(57,073)	(65,755)	120,928
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	4,275,889	39,535,956	1,684,369	6,453,316	(1,331,176)	2,666,975
Change in unrealized appreciation/(depreciation) of futures	(36,063)	24,951	(15,960)	2,670	1,415	10,100
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	40,765,818	59,637,704	6,205,563	17,514,288	1,136,891	7,928,290

Distributions to shareholders
Distributions
Investor shares	(36,362,919)	(18,392,440)	(10,987,371)	(6,157,844)	(5,119,928)	(1,757,977)
K shares	(251,071)	(175,595)	(50,976)	(38,281)	(70,685)	(53,696)
Institutional shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	15,596,346	9,082,407	1,078,898	(8,209,632)	793,932	(3,293,267)
Total increase/(decrease)	19,748,174	50,152,076	(3,753,886)	3,108,531	(3,259,790)	2,823,350

Net assets
Beginning of year	280,607,569	230,455,493	111,854,011	108,745,480	54,963,279	52,139,929
End of year	$300,355,743	$280,607,569	$108,100,125	$111,854,011	51,703,489	$54,963,279

*Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income/(loss)	$9,379,979	$8,001,304	$5,193,387	$6,865,558	$134,679	$366,056
Net realized gain/(loss) from security transactions and foreign currency	86,534,414	55,434,926	204,349,966	54,169,231	2,553,366	9,680,498
Net realized gain/(loss) from futures contracts	—	—	5,177,455	3,107,012	—	—
Net realized gain/(loss) from written options contracts	6,529,944	5,917,660	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(26,398,958)	47,889,196	124,375,780	308,592,098	210,476	(10,163,933)
Change in unrealized appreciation/(depreciation) of futures	—	—	(554,485)	(110,395)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	1,176,639	(913,287)	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	77,222,018	116,329,799	338,542,103	372,623,504	2,898,521	(117,379)

Distributions to shareholders
Distributions
Investor shares	(78,460,112)	(63,462,687)	(147,641,587)	(102,124,713)	(160,815)	(292,642)
K shares	(15,682)	(43,674)	(3,101,431)	(2,358,401)	—	—
Institutional shares			(3,490,960)	(672,203)	(33,272)	(36,916)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	240,887,799	169,934,879	(13,976,114)	226,595,063	(39,924,308)	(74,431,391)
Total increase/(decrease)	239,634,023	222,758,317	170,332,011	494,063,250	(37,219,875)	(74,878,328)

Net assets
Beginning of year	747,502,914	524,744,597	1,818,539,215	1,324,475,965	113,238,872	188,117,200
End of year	$987,136,937	$747,502,914	$1,988,871,226	$1,818,539,215	$76,018,997	$113,238,872

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2025

Green California Tax-Free Income Fund	Investor Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	73,082	$766,602	79,589	$844,748
Shares issued in reinvestment of distributions	62,495	656,799	71,360	754,025
Shares repurchased	(496,431)	(5,276,726)	(542,187)	(5,771,026)
Net increase/(decrease)	(360,854)	$(3,853,325)	(391,238)	$(4,172,253)

U.S. Government Securities Fund	Investor Shares				K Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	280,672	$2,622,457	493,758	$4,625,636	2,074	$19,277	1,497	$13,854
Shares issued in reinvestment of distributions	45,141	420,871	43,473	403,584	362	3,380	780	7,185
Shares repurchased	(431,752)	(4,025,933)	(508,808)	(4,755,724)	(178)	(1,676)	(53,561)	(507,341)
Net increase/(decrease)	(105,939)	$(982,605)	28,423	$273,496	2,258	$20,981	(51,284)	$(486,302)

US Treasury Trust Fund	Investor Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024
	Shares and Value*	Shares and Value*
Shares sold	$41,224,569	$26,317,098
Shares issued in reinvestment of distributions	909,433	1,095,811
Shares repurchased	(40,626,488)	(27,822,186)
Net increase/(decrease)	$1,507,514	$(409,277)

S&P 500 Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	341,676	$26,147,757	310,148	$22,220,188	2,933	$220,636	1,095	$76,705
Shares issued in reinvestment of distributions	380,504	28,891,488	231,603	15,196,287	3,318	250,952	2,700	175,461
Shares repurchased	(530,272)	(39,766,301)	(386,736)	(27,723,731)	(1,869)	(148,186)	(12,612)	(862,503)
Net increase/(decrease)	191,908	$15,272,944	155,015	$9,692,744	4,382	$323,402	(8,817)	$(610,337)

S&P MidCap Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	112,188	$2,925,816	108,378	$2,740,696	437	$10,729	454	$10,682
Shares issued in reinvestment of distributions	383,003	10,453,814	254,118	5,891,135	1,955	50,930	1,744	38,218
Shares repurchased	(475,948)	(12,234,868)	(661,502)	(16,590,043)	(5,156)	(127,523)	(12,663)	(300,320)
Net increase/(decrease)	19,243	$1,144,762	(299,006)	$(7,958,212)	(2,764)	$(65,864)	(10,465)	$(251,420)

*Each Share of this fund is worth $1.00.

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2025 (Continued)

S&P SmallCap Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	145,081	$3,146,289	182,954	$3,945,367	1,033	$21,328	1,561	$31,967
Shares issued in reinvestment of distributions	206,301	4,853,470	84,028	1,689,395	3,124	70,685	2,830	53,697
Shares repurchased	(331,184)	(7,140,108)	(365,334)	(7,784,777)	(7,879)	(157,732)	(58,167)	(1,228,916)
Net increase/(decrease)	20,198	$859,651	(98,352)	$(2,150,015)	(3,722)	$(65,719)	(53,776)	$(1,143,252)

Shelton Equity Income Fund	Investor Shares				K Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	22,302,987	$383,056,572	16,937,375	$281,627,435	527	$8,450	374	$5,731
Shares issued in reinvestment of distributions	4,171,638	70,766,958	3,532,739	57,560,667	987	15,682	2,891	43,674
Shares repurchased	(12,628,623)	(212,958,927)	(10,267,848)	(168,779,742)	(59)	(936)	(34,091)	(522,886)
Net increase/(decrease)	13,846,002	$240,864,603	10,202,266	$170,408,360	1,455	$23,196	(30,826)	$(473,481)

Nasdaq-100 Index Fund	Investor Shares				K Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,967,118	$354,803,913	11,983,790	$424,507,608	46,129	$1,744,620	83,771	$2,840,372
Shares issued in reinvestment of distributions	3,604,613	140,005,946	3,005,258	96,952,536	83,571	3,096,527	76,514	2,355,465
Shares repurchased	(13,403,526)	(526,825,142)	(9,064,495)	(322,402,961)	(103,356)	(3,815,625)	(192,297)	(6,373,241)
Net increase/(decrease)	(831,795)	$(32,015,283)	5,924,553	$199,057,183	26,344	$1,025,522	(32,012)	$(1,177,404)

Nasdaq-100 Index Fund	Institutional Shares
	Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value
Shares sold	653,470	$26,939,976	911,867	$33,281,466
Shares issued in reinvestment of distributions	76,604	2,984,265	20,437	667,391
Shares repurchased	(334,581)	(12,910,594)	(141,960)	(5,233,573)
Net increase/(decrease)	395,493	$17,013,647	790,344	$28,715,284

Shelton Sustainable Equity Fund	Investor Shares				Institutional Shares**
	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2025		Year Ended August 31, 2024
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	145,594	$4,610,417	315,984	$9,422,603	143,788	$4,663,603	189,768	$5,716,235
Shares issued in reinvestment of distributions	4,820	147,499	8,646	272,009	1,049	32,236	1,128	35,602
Shares repurchased	(1,407,324)	(44,631,446)	(2,632,221)	(79,855,316)	(149,959)	(4,746,617)	(327,367)	(10,022,524)
Net increase/(decrease)	(1,256,910)	$(39,873,530)	(2,307,591)	$(70,160,704)	(5,122)	$(50,778)	(136,471)	$(4,270,687)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Green California Tax-Free Income Fund Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$10.74	$10.51	$10.66	$11.65	$11.76
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.24	0.23	0.23	0.21	0.21
Net gain/(loss) on securities (both realized and unrealized)	(0.39)	0.24	(0.14)	(0.98)	(0.10)
Total from investment operations	(0.15)	0.47	0.09	(0.77)	0.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.24)	(0.24)	(0.22)	(0.22)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.24)	(0.24)	(0.24)	(0.22)	(0.22)
Net asset value, end of year or period	$10.35	$10.74	$10.51	$10.66	$11.65

Total return	(1.41)%	4.53%	0.81%	(6.68)%	0.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$33,562	$38,680	$41,954	$46,580	$56,902
Ratio of expenses to average net assets	0.81%	0.80%	0.70%	0.76%	0.74%
Ratio of net investment income/(loss) to average net assets	2.27%	2.20%	2.18%	1.86%	1.82%
Portfolio turnover	40%	19%	26%	15%	7%

(a)Calculated based upon average shares outstanding.

U.S. Government Securities Fund Investor Shares	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$9.53		$9.36		$9.65		$10.59		$10.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.29		0.27		0.17		0.11		0.12
Net gain/(loss) on securities (both realized and unrealized)	(0.22)		0.18		(0.28)		(0.92)		(0.35)
Total from investment operations	0.07		0.45		(0.11)		(0.81)		(0.23)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)		(0.28)		(0.18)		(0.13)		(0.12)
Total distributions	(0.29)		(0.28)		(0.18)		(0.13)		(0.12)
Net asset value, end of year or period	$9.31		$9.53		$9.36		$9.65		$10.59

Total return	0.79%		4.89%		(1.17)%		(7.72)%		(2.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$13,324		$14,641		$14,110		$15,006		$18,846
Ratio of expenses to average net assets:
Before expense reimbursements	1.15%		1.15%		0.87%		1.08%		1.00%
After expense reimbursements	0.76	%(b)	0.76	%(b)	0.73	%(b)	0.75	%(b)	0.75	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.72%		2.56%		1.68%		0.80%		0.84%
After expense reimbursements	3.11%		2.94%		1.81%		1.12%		1.10%
Portfolio turnover	52%		21%		46%		9%		15%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

U.S. Government Securities Fund K Shares	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$9.53		$9.37		$9.67		$10.61		$10.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.24		0.22		0.12		0.06		0.06
Net gain/(loss) on securities (both realized and unrealized)	(0.22)		0.18		(0.29)		(0.92)		(0.35)
Total from investment operations	0.02		0.40		(0.17)		(0.86)		(0.29)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.24)		(0.13)		(0.08)		(0.06)
Total distributions	(0.24)		(0.24)		(0.13)		(0.08)		(0.06)
Net asset value, end of year or period	$9.31		$9.53		$9.37		$9.67		$10.61

Total return	0.27%		4.40%		(1.76)%		(8.14)%		(2.61)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$142		$124		$602		$787		$1,385
Ratio of expenses to average net assets:
Before expense reimbursements	1.64%		1.72%		1.38%		1.58%		1.51%
After expense reimbursements	1.26	%(b)	1.27	%(b)	1.23	%(b)	1.25	%(b)	1.25	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.23%		1.94%		1.11%		0.28%		0.33%
After expense reimbursements	2.61%		2.39%		1.25%		0.62%		0.60%
Portfolio turnover	52%		21%		46%		9%		15%

(a)Calculated based upon average shares outstanding.

(b)CCO fees are not included in the expense limitation.

The United States Treasury Trust Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04	0.04	0.03		—	(b)	—
Net gain/(loss) on securities (both realized and unrealized)	—	—	0.01		—		—
Total from investment operations	0.04	0.04	0.04		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.04)	(0.04)		—		—
Distributions from capital gains	—	—	—	(b)	—		—
Total distributions	(0.04)	(0.04)	(0.04)		—		—
Net asset value, end of year or period	$1.00	$1.00	$1.00		$1.00		$1.00

Total return	3.65%	4.55%	3.73%		0.20%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$25,971	$24,464	$24,873		$31,334		$37,276
Ratio of expenses to average net assets:
Before expense reimbursements	0.88%	0.89%	0.87%		0.81%		0.77%
After expense reimbursements	0.88%	0.89%	0.73	%(c)	0.24	%(c)	0.07	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	3.60%	4.46%	3.23%		(0.37)%		(0.70)%
After expense reimbursements	3.60%	4.46%	3.37%		0.19%		0.00%

(a) Calculated based upon average shares outstanding.

(b) Less than $0.01 per share.

(c) CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P 500 Index Fund Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$80.18	$68.72	$62.40	$74.67	$62.19
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.71	0.76	0.82	0.73	0.73
Net gain/(loss) on securities (both realized and unrealized)	10.80	16.25	8.51	(8.86)	16.93
Total from investment operations	11.51	17.01	9.33	(8.13)	17.66
LESS DISTRIBUTIONS
Dividends from net investment income	(0.75)	(0.74)	(0.89)	(0.79)	(0.77)
Distributions from capital gains	(9.67)	(4.81)	(2.12)	(3.35)	(4.41)
Total distributions	(10.42)	(5.55)	(3.01)	(4.14)	(5.18)
Net asset value, end of year or period	$81.27	$80.18	$68.72	$62.40	$74.67

Total return	15.40%	26.64%	15.54%	(11.54)%	30.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$297,934	$278,567	$228,102	$208,367	$243,580
Ratio of expenses to average net assets:	0.42%	0.43%	0.41%	0.43%	0.43%
Ratio of net investment income/(loss) to average net assets	0.92%	1.06%	1.33%	1.06%	1.09%
Portfolio turnover	10%	7%	1%	3%	9%

S&P 500 Index Fund K Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$79.90	$68.50	$62.20	$74.45	$62.02
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.32	0.41	0.51	0.37	0.40
Net gain/(loss) on securities (both realized and unrealized)	10.76	16.20	8.49	(8.83)	16.89
Total from investment operations	11.08	16.61	9.00	(8.46)	17.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.36)	(0.40)	(0.58)	(0.44)	(0.45)
Distributions from capital gains	(9.67)	(4.81)	(2.12)	(3.35)	(4.41)
Total distributions	(10.03)	(5.21)	(2.70)	(3.79)	(4.86)
Net asset value, end of year or period	$80.95	$79.90	$68.50	$62.20	$74.45

Total return	14.82%	26.02%	14.97%	(11.99)%	29.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,422	$2,040	$2,353	$2,130	$3,899
Ratio of expenses to average net assets	0.92%	0.93%	0.91%	0.93%	0.93%
Ratio of net investment income/(loss) to average net assets	0.42%	0.58%	0.83%	0.55%	0.59%
Portfolio turnover	10%	7%	1%	3%	9%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P MidCap Index Fund Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$27.59	$24.93	$24.55	$30.45	$23.07
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23	0.24	0.26	0.24	0.29
Net gain/(loss) on securities (both realized and unrealized)	1.49	3.89	2.22	(3.26)	9.30
Total from investment operations	1.72	4.13	2.48	(3.02)	9.59
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.22)	(0.31)	(0.37)	(0.22)
Distributions from capital gains	(2.50)	(1.25)	(1.79)	(2.51)	(1.99)
Total distributions	(2.75)	(1.47)	(2.10)	(2.88)	(2.21)
Net asset value, end of year or period	$26.56	$27.59	$24.93	$24.55	$30.45

Total return	6.06%	17.73%	10.50%	(10.66)%	44.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$107,678	$111,341	$108,031	$108,466	$132,128
Ratio of expenses to average net assets	0.63%	0.64%	0.58%	0.62%	0.62%
Ratio of net investment income/(loss) to average net assets	0.89%	0.96%	1.06%	0.88%	0.99%
Portfolio turnover	12%	19%	13%	12%	19%

S&P MidCap Index Fund K Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$26.34	$23.85	$23.57	$29.32	$22.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09	0.12	0.13	0.10	0.14
Net gain/(loss) on securities (both realized and unrealized)	1.44	3.71	2.12	(3.12)	8.97
Total from investment operations	1.53	3.83	2.25	(3.02)	9.11
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.09)	(0.18)	(0.22)	(0.09)
Distributions from capital gains	(2.50)	(1.25)	(1.79)	(2.51)	(1.99)
Total distributions	(2.62)	(1.34)	(1.97)	(2.73)	(2.08)
Net asset value, end of year or period	$25.25	$26.34	$23.85	$23.57	$29.32

Total return	5.54%	17.19%	9.88%	(11.05)%	43.33%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$422	$513	$714	$761	$1,338
Ratio of expenses to average net assets	1.13%	1.14%	1.08%	1.12%	1.12%
Ratio of net investment income/(loss) to average net assets	0.38%	0.49%	0.68%	0.37%	0.48%
Portfolio turnover	12%	19%	13%	12%	19%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

S&P SmallCap Index Fund Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$23.86	$21.25	$22.18	$27.78	$19.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.14	0.18	0.22	0.19	0.15
Net gain/(loss) on securities (both realized and unrealized)	0.56	3.20	0.97	(3.29)	9.61
Total from investment operations	0.70	3.38	1.19	(3.10)	9.76
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.18)	(0.26)	(0.25)	(0.12)
Distributions from capital gains	(2.05)	(0.59)	(1.86)	(2.25)	(0.89)
Total distributions	(2.28)	(0.77)	(2.12)	(2.50)	(1.01)
Net asset value, end of year or period	$22.28	$23.86	$21.25	$22.18	$27.78

Total return	2.51%	16.58%	5.47%	(12.15)%	52.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$51,094	$54,223	$50,383	$54,011	$64,461
Ratio of expenses to average net assets	0.86%	0.88%	0.72%	0.80%	0.81%
Ratio of net investment income/(loss) to average net assets	0.66%	0.86%	1.06%	0.76%	0.59%
Portfolio turnover	20%	26%	12%	14%	14%

S&P SmallCap Index Fund K Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$22.90	$20.41	$21.37	$26.85	$18.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03	0.08	0.11	0.06	0.03
Net gain/(loss) on securities (both realized and unrealized)	0.55	3.06	0.94	(3.17)	9.30
Total from investment operations	0.58	3.14	1.05	(3.11)	9.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.06)	(0.15)	(0.12)	(0.02)
Distributions from capital gains	(2.05)	(0.59)	(1.86)	(2.25)	(0.89)
Total distributions	(2.17)	(0.65)	(2.01)	(2.37)	(0.91)
Net asset value, end of year or period	$21.31	$22.90	$20.41	$21.37	$26.85

Total return	2.00%	16.02%	4.94%	(12.60)%	52.18%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$610	$740	$1,757	$1,854	$3,569
Ratio of expenses to average net assets	1.36%	1.41%	1.22%	1.31%	1.31%
Ratio of net investment income/(loss) to average net assets	0.16%	0.38%	0.56%	0.27%	0.10%
Portfolio turnover	20%	26%	12%	14%	14%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Equity Income Fund Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$17.56	$16.20	$15.72	$19.31	$18.68
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.19	0.21	0.23	0.16	0.18
Net gain/(loss) on securities (both realized and unrealized)	1.35	2.89	1.77	(1.71)	4.62
Total from investment operations	1.54	3.10	2.00	(1.55)	4.80
LESS DISTRIBUTIONS
Dividends from net investment income	(1.60)	(1.47)	(1.30)	(1.61)	(1.64)
Distributions from capital gains	—	(0.27)	(0.22)	(0.43)	(2.53)
Total distributions	(1.60)	(1.74)	(1.52)	(2.04)	(4.17)
Net asset value, end of year or period	$17.50	$17.56	$16.20	$15.72	$19.31

Total return	9.38%	20.53%	13.65%	(8.72)%	30.38%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$986,961	$747,349	$524,125	$360,196	$226,412
Ratio of expenses to average net assets	0.64%	0.67%	0.69%	0.72%	0.74%
Ratio of net investment income/(loss) to average net assets	1.09%	1.29%	1.51%	0.91%	0.99%
Portfolio turnover	48%	74%	79%	49%	108%

Shelton Equity Income Fund K Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value, beginning of year	$16.54	$15.42	$15.01	$18.69	$18.21
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09	0.13	0.15	0.05	0.09
Net gain/(loss) on securities (both realized and unrealized)	1.27	2.74	1.68	(1.62)	4.48
Total from investment operations	1.36	2.87	1.83	(1.57)	4.57
LESS DISTRIBUTIONS
Dividends from net investment income	(1.60)	(1.48)	(1.20)	(1.68)	(1.56)
Distributions from capital gains	—	(0.27)	(0.22)	(0.43)	(2.53)
Total distributions	(1.60)	(1.75)	(1.42)	(2.11)	(4.09)
Net asset value, end of year or period	$16.30	$16.54	$15.42	$15.01	$18.69

Total return	8.84%	19.97%	13.07%	(9.17)%	29.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$176	$154	$619	$654	$1,391
Ratio of expenses to average net assets	1.14%	1.19%	1.19%	1.23%	1.24%
Ratio of net investment income/(loss) to average net assets	0.59%	0.86%	0.99%	0.30%	0.49%
Portfolio turnover	48%	74%	79%	49%	108%

(a)Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Investor Shares	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$39.35		$33.50		$27.28		$35.45		$27.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.16		0.13		0.09		0.07
Net gain/(loss) on securities (both realized and unrealized)	7.31		8.25		6.99		(7.31)		7.98
Total from investment operations	7.42		8.41		7.12		(7.22)		8.05
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.16)		(0.13)		(0.07)		(0.11)
Distributions from capital gains	(3.23)		(2.40)		(0.77)		(0.88)		(0.27)
Total distributions	(3.35)		(2.56)		(0.90)		(0.95)		(0.38)
Net asset value, end of year or period	$43.42		$39.35		$33.50		$27.28		$35.45

Total return	19.90%		26.82%		27.05%		(20.95)%		29.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,889,700		$1,745,142		$1,287,407		$971,812		$1,188,238
Ratio of expenses to average net assets:
Before expense reimbursements	0.64%		0.64%		0.66%		0.63%		0.63%
After expense reimbursements	0.52	%(b)	0.51	%(b)	0.50	%(b)	0.50	%(b)	0.50	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.16%		0.32%		0.30%		0.16%		0.11%
After expense reimbursements	0.28%		0.44%		0.46%		0.29%		0.24%
Portfolio turnover	15%		11%		22%		6%		7%

Nasdaq-100 Index Fund K Shares	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$37.68		$32.18		$26.23		$34.21		$26.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.05		0.01		(0.07)		(0.07)
Net gain/(loss) on securities (both realized and unrealized)	6.99		7.90		6.73		(7.03)		7.70
Total from investment operations	7.00		7.95		6.74		(7.10)		7.63
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.05)		(0.02)		—		(0.03)
Distributions from capital gains	(3.23)		(2.40)		(0.77)		(0.88)		(0.27)
Total distributions	(3.25)		(2.45)		(0.79)		(0.88)		(0.30)
Net asset value, end of year or period	$41.43		$37.68		$32.18		$26.23		$34.21

Total return	19.62%		26.41%		26.56%		(21.36)%		28.66%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$41,024		$36,321		$32,048		$27,273		$38,457
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%		0.89%		0.91%		1.02%		1.13%
After expense reimbursements	0.77	%(b)	0.81	%(b)	0.91	%(b)	1.00	%(b)	1.00	%(b)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.09)%		0.07%		0.05%		(0.24)%		(0.38)%
After expense reimbursements	0.03%		0.15%		0.05%		(0.22)%		(0.25)%
Portfolio turnover	15%		11%		22%		6%		7%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Nasdaq-100 Index Fund Institutional Shares(c)	Year Ended August 31, 2025		Year Ended August 31, 2024		Year Ended August 31, 2023		Period Ended August 31, 2022
Net asset value, beginning of year	$39.44		$33.53		$27.28		$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.21		0.24		0.22		0.07
Net gain/(loss) on securities (both realized and unrealized)	7.34		8.27		6.93		(2.38)
Total from investment operations	7.55		8.51		7.15		(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.22)		(0.20)		(0.13)		(0.02)
Distributions from capital gains	(3.23)		(2.40)		(0.77)		—
Total distributions	(3.45)		(2.60)		(0.90)		(0.02)
Net asset value, end of year or period	$43.54		$39.44		$33.53		$27.28

Total return	20.22%		27.14%		27.15%		(7.80	)%(d)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$58,147		$37,076		$5,022		$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.39%		0.38%		0.38%		0.39	%(e)
After expense reimbursements	0.27	%(b)	0.27	%(b)	0.26	%(b)	0.39	%(b),(e),(f)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.41%		0.53%		0.58%		0.49	%(e)
After expense reimbursements	0.53%		0.65%		0.71%		0.49	%(e)
Portfolio turnover	15%		11%		22%		6%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

(c)Class commenced operations on March 7, 2022.

(d)Not Annualized.

(e)Annualized.

(f)See Note 2 for reference to expenses excluded.

Shelton Sustainable Equity Fund Investor Shares	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021
Net asset value, beginning of year	$32.61	$31.80	$34.99		$49.07		$29.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04	0.07	0.05		0.37		(0.08)
Net gain/(loss) on securities (both realized and unrealized)	1.80	0.80 (b)	(3.13	)(b)	(12.49	)(b)	19.95 (b)
Total from investment operations	1.84	0.87	(3.08)		(12.12)		19.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.06)	(0.11	)(c)	(0.36)		—
Distributions from capital gains	—	—	—		(1.60)		(0.45)
Total distributions	(0.06)	(0.06)	(0.11)		(1.96)		(0.45)
Net asset value, end of year or period	$34.39	$32.61	$31.80		$34.99		$49.07

Total return	5.67%	2.75%	(8.80)%		(25.52)%		67.36%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$66,642	$104,187	$174,955		$279,669		$343,542
Ratio of expenses to average net assets	1.26%	1.25%	1.23%		1.16%		1.16%
Ratio of net investment income/(loss) to average net assets	0.12%	0.24%	0.15%		0.94%		(0.35)%
Portfolio turnover	21%	26%	105%		5%		12%

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Sustainable Equity Fund Institutional Shares(d)	Year Ended August 31, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023
Net asset value, beginning of year	$32.76	$31.89	$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13	0.15	0.12
Net gain/(loss) on securities (both realized and unrealized)	1.80	0.81 (b)	2.22	(b)
Total from investment operations	1.93	0.96	2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.09)	(0.09	)(c)
Distributions from capital gains	—	—	—
Total distributions	(0.11)	(0.09)	(0.09)
Net asset value, end of year or period	$34.58	$32.76	$31.89

Total return	5.93%	3.01%	7.90	%(e)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,377	$9,052	$13,162
Ratio of expenses to average net assets:	1.01%	1.00%	0.97	%(f)
Ratio of net investment income/(loss) to average net assets	0.40%	0.49%	0.43	%(f)
Portfolio turnover	21%	26%	105%

(a)Calculated based upon average shares outstanding.

(b)Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of changes due to share transactions for the period.

(c)$0.02 of this distribution was return of capital.

(d)Class commenced operations on October 10, 2022.

(e)Not Annualized.

(f)Annualized.

Shelton FundsNotes to Financial StatementsAugust 31, 2025

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives.The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Sustainable Economy, as defined in the Fund’s Prospectus. Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. Shelton Sustainable Equity Fund offers Investor Shares and effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation.When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market. See respective Portfolio of Investments for such concentrations as of year-end.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023), or expected to be taken in the Fund’s 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at August 31, 2025 using a fair value hierarchy:

Green California Tax-Free Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$33,185,275	$—	$33,185,275
Total	$—	$33,185,275	$—	$33,185,275

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$13,281,465	$—	$13,281,465
Total	$—	$13,281,465	$—	$13,281,465

The United States Treasury Trust Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$25,967,759	$—	$25,967,759
Total	$—	$25,967,759	$—	$25,967,759

S&P 500 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$297,258,701	$2,794,705	$2,128	$300,055,534
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	7,128,959
Total	$297,258,701	$2,794,705	$2,128	$307,184,493

S&P 500 Index Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$3,475	$—	$—	$3,475
Total	$3,475	$—	$—	$3,475

S&P MidCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$106,052,041	$1,996,218	$—	$108,048,259
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	736,899
Total	$106,052,041	$1,996,218	$—	$108,785,158

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

S&P MidCap Index Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$7,840	$—	$—	$7,840
Total	$7,840	$—	$—	$7,840

S&P SmallCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$51,216,906	$499,054	$0	$51,715,960
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	726,346
Total	$51,216,906	$499,054	$—	$52,442,306

S&P SmallCap Index Fund - Future Contracts Assets	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$12,685	$—	$—	$12,685
Total	$12,685	$—	$—	$12,685

Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$924,117,045	$71,364,786	$—	$995,481,831
Total	$924,117,045	$71,364,786	$—	$995,481,831

Shelton Equity Income Fund - Written Option Liabilities	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$10,956,945	$—	$—	$10,956,945
Total	$10,956,945	$—	$—	$10,956,945

Nasdaq-100 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,933,336,828	$54,496,745	$—	$1,987,833,573
Investments Purchased With Proceeds From Securities Lending(d)	—	—	—	11,369,209
Total	$1,933,336,828	$54,496,745	$—	$1,999,202,782

Nasdaq-100 Index Fund - Future Contracts Liabilities	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$379,190	$—	$—	$379,190
Total	$379,190	$—	$—	$379,190

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$73,716,771	$2,395,461	$—	$76,112,232
Total	$73,716,771	$2,395,461	$—	$76,112,232

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. See following table for Level 3 reconciliation for applicable Funds.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(e)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
	S&P 500 Index Fund	S&P SmallCap Index Fund
Beginning Balance	$—	$0	*
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	2,168	—
Transfers out of Level 3	—	—
Ending Balance	$2,168	$0	*

*Includes rights valued at $0 as of August 31, 2024 and 2025.

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of futures contracts and their impact on the financial statements is presented below. See Note 4 for information on the Funds’ use of options contracts.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted. Refer to the Funds’ prospectus and statement of additional for information regarding the risks associated with an investment in the Funds.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

As of August 31, 2025, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 9, 6, 4, and 117, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts as of August 31, 2025. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

The effect of futures contracts on the Statements of Assets & Liabilities as of August 31, 2025:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$20,138	$—
S&P MidCap Index Fund - Equity contracts	11,443	—
S&P SmallCap Index Fund - Equity contracts	2,513	—
Nasdaq-100 Index Fund - Equity contracts	721,318	—

The effect of futures contracts on the Statements of Operations for the year ended August 31, 2025:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/ (Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$224,274	$(36,063)
S&P MidCap Index Fund - Equity contracts	(68,193)	(15,960)
S&P SmallCap Index Fund - Equity contracts	(65,755)	1,415
Nasdaq-100 Index Fund - Equity contracts	5,177,455	(554,485)

The previously disclosed derivative instruments outstanding as of August 31, 2025, and their effect on the Statement of Operations for the year ending August 31, 2025, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$3,030,764
S&P MidCap Index Fund - Equity contracts	898,253
S&P SmallCap Index Fund - Equity contracts	486,537
Nasdaq-100 Index Fund - Equity contracts	22,928,477

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund	0.75%	0.75%	0.75%	0.75%

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2025 for U.S Government Securities Fund and for The Nasdaq-100 Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed the lesser of the expense cap at the time of waiver or the expense cap in effect at the time of recoupment, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/26
Nasdaq-100 Index Fund	0.51%	0.76%	0.26%	1/1/26

As of August 31, 2025, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $5,941,150. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2023, the U.S. Treasury Trust Fund was no longer subject to contractual expense limitations.

Fund	Expires 8/31/26	Expires 8/31/27	Expires 8/31/28	Total
U.S. Government Securities Fund	$20,185	$55,574	$54,982	$130,741
The United States Treasury Trust Fund	35,013	—	—	35,013
Nasdaq-100 Index Fund	1,561,495	1,933,149	2,280,752	5,775,396
Total	$1,616,693	$1,988,723	$2,335,734	$5,941,150

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund and Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2025, the following were incurred by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund and Sustainable Equity Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$322	$322	$—
S&P 500 Index Fund	5,440	5,440	—
S&P MidCap Index Fund	1,129	1,129	—
S&P SmallCap Index Fund	1,782	1,782	—
Shelton Equity Income Fund	403	403	—
Nasdaq-100 Index Fund	94,556	94,556	4,466,374
Sustainable Equity Fund	—	—	198,278

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended August 31, 2025 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$13,145,453	$16,779,053	$13,145,453	$16,778,053
U.S. Government Securities Fund	7,060,684	7,759,137	—	—
S&P 500 Index Fund	28,172,636	48,502,397	28,172,626	48,502,397
S&P MidCap Index Fund	12,908,658	23,307,336	12,908,658	23,307,336
S&P SmallCap Index Fund	10,386,071	14,437,615	10,386,071	14,437,615
Equity Income Fund	565,381,031	385,969,486	565,381,031	385,969,486
Nasdaq-100 Index Fund	281,043,269	482,196,617	281,043,269	482,196,617
Sustainable Equity Fund	17,788,340	57,003,996	17,788,340	57,003,996

NOTE 4 - OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

As of August 31, 2025, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(10,956,945)

The effect of written options on the Fund’s Statement of Operations for the year ended August 31, 2025, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$6,529,944	$1,176,639

Volume of derivative instruments held by the Funds during the year ended August 31, 2025, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(9,845,103)

NOTE 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments including derivatives on August 31, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$34,556,662	$314,030	$(1,685,418)	$(1,371,388)
U.S. Government Securities Fund	13,766,671	71,462	(556,665)	(485,203)
The United States Treasury Trust Fund	25,967,759	—	(1)	(1)
S&P 500 Index Fund	103,653,028	208,826,074	(5,286,647)	203,539,427
S&P MidCap Index Fund	66,689,723	45,294,497	(3,199,057)	42,095,440
S&P SmallCap Index Fund	37,645,515	19,605,306	(4,808,518)	14,796,788
Shelton Equity Income Fund	978,462,158	85,695,948	(68,390,252)	17,305,696
Nasdaq-100 Index Fund	855,281,398	1,156,825,225	(12,903,838)	1,143,921,387
Shelton Sustainable Equity Fund	70,064,829	14,185,140	(8,132,198)	6,052,942

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2025, the amounts reclassified were due to return of capital distributions, and were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$6,048	$(6,048)
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	—	—
S&P MidCap Index Fund	—	—
S&P SmallCap Index Fund	—	—
Equity Income Fund	—	—
Nasdaq-100 Index Fund	—	—
Sustainable Equity Fund	48,679	(48,679)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2025 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(65,709)	$—	$—	$—	$(1,371,388)	$(8,989)	$(1,446,086)
U.S. Government Securities Fund	(33,689)	—	4,779	—	(485,203)	(940,276)	(1,454,389)
The United States Treasury Trust	(77,255)	—	70,979	—	(1)	—	(6,277)
S&P 500 Index Fund	—	—	—	8,609,416	203,539,427	—	212,148,843
S&P MidCap Index Fund	—	—	440,237	3,143,795	42,095,440	—	45,679,472
S&P SmallCap Index Fund	—	—	77,029	1,885,680	14,796,789	—	16,759,498
Equity Income Fund	—	—	34,566,423	2,511,233	17,305,696	(2,596,332)	51,787,020
Nasdaq-100 Index Fund	—	—	—	65,112,136	1,143,921,387	—	1,209,033,523
Sustainable Equity Fund	—	—	—	—	6,052,942	(21,553,053)	(15,500,111)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, and dividend payable. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

Capital Losses: Capital loss carry forwards, as of August 31, 2025, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	Sustainable Equity Fund
Long Term with No Expiration	$(8,989)	$(911,713)	$(9,226,533)
Short Term with No Expiration	—	(28,563)	(12,326,519)
Total	$—	$(940,276)	$(21,553,052)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2025.	—	—	3,350,091

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

Shelton FundsNotes to Financial Statements (Continued)August 31, 2025

The tax character of distributions paid during the years ended August 31, 2025 and 2024 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2025	$—	$6,048	$—	$789,254	$795,302
	2024	—	—	42,418	871,459	913,877
U.S. Government Securities Fund	2025	438,731	—	—	—	438,731
	2024	423,876	—	—	—	423,876
The United States Treasury Trust	2025	922,302	—	—	—	922,302
	2024	1,107,197	—	—	—	1,107,197
S&P 500 Index Fund	2025	2,913,510	—	33,700,480	—	36,613,990
	2024	2,568,035	—	16,000,000	—	18,568,035
S&P MidCap Index Fund	2025	2,485,049	—	8,553,298	—	11,038,347
	2024	919,703	—	5,276,422	—	6,196,125
S&P SmallCap Index Fund	2025	675,844	—	4,514,770	—	5,190,614
	2024	411,671	—	1,400,002	—	1,811,673
Shelton Equity Income Fund	2025	78,475,796	—	—	—	78,475,796
	2024	58,117,646	—	5,388,715	—	63,506,361
Nasdaq-100 Index Fund	2025	8,796,028	—	145,437,951	—	154,233,979
	2024	26,229,319	—	78,925,998	—	105,155,317
Sustainable Equity Fund	2025	194,086	—	—	—	194,086
	2024	329,558	—	—	—	329,558

NOTE 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as a securities lending credit.

As of August 31, 2025, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$6,994,183	$7,128,959
S&P MidCap Index Fund	708,443	736,899
S&P SmallCap Index Fund	709,435	726,346
Nasdaq-100 Index Fund	11,139,089	11,369,209

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

Note 7- Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of August 31, 2025, the Funds had individual shareholder accounts owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	Percentage of Ownership
U.S. Government Securities Fund	JAE Properties	39.25%

NOTE 8 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of trustees (the “Board”) of Shelton Funds (the “Trust”) and a majority of the Independent Trustees of the Board (the “Independent Trustees”) annually approve the continuation of:

•the Investment Advisory Agreement dated January 1, 2007, as amended, between the Shelton Funds, on behalf of the funds listed below, and CCM Partners d/b/a Shelton Capital Management (“SCM” or “Shelton Capital”) (the “Shelton Advisory Agreement (Main)”);

•Green California Tax Free Income Fund;

•Nasdaq-100 Index Fund;

•S&P 500 Index Fund;

•S&P MidCap Index Fund;

•S&P SmallCap Index Fund;

•Shelton Equity Income Fund;

•U.S. Government Securities Fund; and

•The United States Treasury Trust;

and

•the Investment Advisory Agreement, effective as of March 8, 2013, between Shelton Funds, on behalf of the Shelton Sustainable Equity Fund, and SCM (the “Sustainable Equity Fund Advisory Agreement,” and together with the Shelton Advisory Agreement (Main), the “Advisory Agreements”).

At a meeting held on March 6-7, 2025 (the “Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuation of each Advisory Agreement for the maximum period allowed under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; compliance; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreements with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance; and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; Shelton Capital’s efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to performing its duties under the Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. In assessing performance of the Nasdaq-100 Index Fund, S&P 500 Index Fund, S&P MidCap Index Fund, and S&P SmallCap Index Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. The Trustees also considered supplemental peer category performance information provided by SCM. Among the factors considered in this regard, were the following for the periods ended December 31, 2024:

•For the Green California Tax-Free Income Fund, it was noted that the Fund was in the second lowest performing quartile over the 3-year period and the lowest performing quartile over the 1-year, 5-year, and 10-year periods.

•For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the highest performing quartile relative to its peer category over the 3-year, 5-year and 10-year periods and in the second lowest performing quartile over the one-year period.

•For the S&P 500 Index Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 10-year period and the second highest performing quartile over the 1-year, 3-year, and 5-year periods.

•For the S&P MidCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 3-year and 10-year periods and the second lowest performing quartile for the 1-year and 5-year periods.

•For the S&P SmallCap Index Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 10-year period, in the second lowest performing quartile over the 3-year and 5-year periods and in the lowest performing quartile over the 1-year period.

•For the Shelton Sustainable Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 5-year period and in the lowest performing quartile over the 1-year, 3-year, and 10-year periods.

•For the Shelton Equity Income Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year, 5-year, and 10-year periods and in the second highest performing quartile over the 1-year period.

•For The United States Treasury Trust, it was noted that the Fund’s total return performance continued to increase during the one-year period ended December 31, 2024.

•For the U.S. Government Securities Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year period, the second highest performing quartile over the 5-year period, the second lowest performing quartile over the 10-year period; and the lowest performing quartile over the 1-year period.

The Board ultimately concluded that SCM’s performance records in managing the Funds was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Advisory Agreements would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that except for the U.S. Government Securities Fund, the Green California Tax-Free Income Fund, and The United States Treasury Trust which were higher than their respective peer category medians, and the Shelton Sustainable Equity Fund, which was equal to its peer category median, the maximum management fee charged to each Fund was generally lower than the Funds’ respective peer category medians.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds, were generally higher than the category median for other comparable funds, with the exception of each class of the Nasdaq-100 Fund, the Institutional Class of the Shelton Sustainable Equity Fund, the Investor Classes of the Shelton Equity Income Fund, SmallCap Index Fund, MidCap Index Fund, S&P 500 Index Fund, and S&P 500 Index Fund, which were below their respective category medians for comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to Shelton Capital, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that it has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by Shelton Capital to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extend those limits in the future.

The Board also considered whether Shelton Capital receives any material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for Shelton Capital were reasonable and that economies of scale and material indirect benefits, to the extent present with respect to a Fund, were of value to the Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each Advisory Agreement, the Board had received sufficient information to renew and approve the applicable Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds and that the renewal of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (Continued)

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Shelton Funds, comprising Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (the “Funds”), as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The renumeration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Not applicable

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	November 7, 2025

By:	/s/ Trevor Shippee
Trevor Shippee
Treasurer (Principal Financial Officer)

Date:	November 7, 2025